AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 27, 2024

File No. 033-42484

File No. 811-06400

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 369	/X/

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 370	/X/

THE ADVISORS’ INNER CIRCLE FUND

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

(800) 932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

David W. Freese
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/ /	Immediately upon filing pursuant to paragraph (b)
/ /	On [date] pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/X/	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a)(1) of Rule 485

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE
CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE
REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND
EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN
OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO
BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE
IS NOT PERMITTED.

Preliminary Prospectus Dated [Date], 2024

LSV Disciplined Value ETF

Principal Listing Exchange: [NYSE Arca, Inc.] (the “Exchange”)

Ticker Symbol: LSVD

Prospectus

[Date], 2024

The Advisors’ Inner Circle Fund

INVESTMENT ADVISER:

LSV Asset Management

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Page
LSV DISCIPLINED VALUE ETF	XX
INVESTMENT OBJECTIVE	XX
FUND FEES AND EXPENSES	XX
PRINCIPAL INVESTMENT STRATEGIES	XX
PRINCIPAL RISKS	XX
PERFORMANCE INFORMATION	XX
INVESTMENT ADVISER	XX
PORTFOLIO MANAGERS	XX
PURCHASE AND SALE OF FUND SHARES	XX
TAX INFORMATION	XX
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES	XX
MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE AND STRATEGIES	XX
MORE INFORMATION ABOUT RISK	XX
INFORMATION ABOUT PORTFOLIO HOLDINGS	XX
MORE INFORMATION ABOUT THE INVESTMENT ADVISER	XX
PORTFOLIO MANAGERS	XX
PURCHASING AND SELLING FUND SHARES	XX
PAYMENTS TO FINANCIAL INTERMEDIARIES	XX
OTHER POLICIES	XX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XX
ADDITIONAL INFORMATION	XX
FINANCIAL HIGHLIGHTS	XX
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND	XX

- i -

LSV DISCIPLINED VALUE ETF

INVESTMENT OBJECTIVE

The LSV Disciplined Value ETF (the “Fund”) seeks long-term growth of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees, including to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.40%

1	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$41	$128

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the Example, affect the Fund’s performance. Further, by writing covered call options, the Fund’s portfolio securities are susceptible to being called by the holder of the option, thereby creating a likelihood of additional portfolio turnover. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded Fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. The equity securities in which the Fund invests are mainly common stocks. Although the Fund may invest in securities of companies of any size, the Fund generally invests in companies with market capitalizations of $1 billion or more at the time of purchase.

In selecting securities for the Fund, LSV Asset Management (the “Adviser” or “LSV”) focuses on companies whose securities, in the Adviser’s opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow, but show signs of recent improvement. The Adviser believes that these out-of-favor securities will produce superior future returns if their future growth exceeds the market’s low expectations.

The Adviser uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and indicators of near-term appreciation potential (such as recent price appreciation). The investment model selects stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased, subject to overall risk controls. The Adviser manages the Fund conservatively relative to the LSV Value Equity Fund by further restricting the investment model with respect to (1) industry and sector allocations and (2) security weightings relative to the S&P 500 Index benchmark.

PRINCIPAL RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Active Management Risk – The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Equity Risk – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

ETF Risks – The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

•	Trading Risk – Shares of the Fund may trade on the Exchange above (premium) or below (discount) their net asset value (“NAV”). In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

•	Cash Transactions Risk – Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

•	Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares. As a result of these and other considerations, Fund shares may trade at a material discount to its NAV. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Quantitative Investing Risk — There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Value Investing Risk – The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Large-Capitalization Company Risk – The large capitalization companies in which a Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Mid-Capitalization Company Risk – The mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, the mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Small-Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling the Fund at 1-888-FUND-LSV.

INVESTMENT ADVISER

LSV Asset Management is the Fund’s investment adviser.

PORTFOLIO MANAGERS

Josef Lakonishok, Ph.D., CEO, CIO, and Partner, has managed the Fund since its inception in 2024.

Menno Vermeulen, CFA, Partner, has managed the Fund since its inception in 2024.

Puneet Mansharamani, CFA, Partner, has managed the Fund since its inception in 2024.

Greg Sleight, Partner, has managed the Fund since its inception in 2024.

Guy Lakonishok, CFA, Partner, has managed the Fund since its inception in 2024.

PURCHASE AND SALE OF FUND SHARES

The Fund issues shares to (or redeems shares from) certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of [at least XX] shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and/or cash.

Individual shares of the Fund may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.lsvasset.com.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as qualified dividend income, ordinary income or capital gains if you are not investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”), in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE AND STRATEGIES

The Fund’s investment objective is long-term growth of capital. The investment objective may not be changed without shareholder approval.

The Fund is an actively managed ETF. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. The equity securities in which the Fund invests are mainly common stocks. Although the Fund may invest in securities of companies of any size, the Fund generally invests in companies with market capitalizations of $1 billion or more at the time of purchase.

In selecting securities for the Fund, Adviser focuses on companies whose securities, in the Adviser’s opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow, but show signs of recent improvement. The Adviser believes that these out-of-favor securities will produce superior future returns if their future growth exceeds the market’s low expectations.

The Adviser uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and indicators of near-term appreciation potential (such as recent price appreciation). The investment model selects stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased, subject to overall risk controls. The Adviser manages the Fund conservatively relative to the LSV Value Equity Fund by further restricting the investment model with respect to (1) industry and sector allocations and (2) security weightings relative to the S&P 500 Index benchmark.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. The Fund will only do so if the Adviser believes that the risk of loss outweighs the opportunity to pursue the Fund’s investment objective.

This prospectus describes the Fund’s principal investment strategies. In addition to the securities and other investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (the “SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). There is no guarantee that the Fund will achieve its investment goals.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Because the Fund may purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

ETF Risks – The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

•	Trading Risk – Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in the Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. For example, trading in the Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. In addition, there can be no assurance that the requirements necessary to maintain the listing of the Fund’s shares on the Exchange will continue to be met or will remain unchanged.

Shares of the Fund may trade at, above or below their most recent NAV. The per share NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the prior most recent calculation. The trading prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of the Fund’s shares may deviate more significantly from NAV during periods of market volatility. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed in Creation Units at NAV by Authorized Participants, the Adviser does not expect that large discounts or premiums to NAV will persist for extended periods of time. While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade close to the Fund’s NAV, exchange prices for Fund shares are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ more significantly from NAV. If a shareholder purchases Fund shares at a time when the market price of the Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Investors buying or selling shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that a market participant is willing to pay for shares (the “bid” price) and the price at which a market participant is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Fund shares based on a number of factors, including trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of the Fund, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results.

•	Cash Transactions Risk – Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

•	Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of the Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may not fulfill their respective roles in executing purchase or redemption orders and making a market in shares of the Fund. This could, in turn, lead to enhanced variances between the market price of the Fund’s shares and the value of its underlying securities.

Quantitative Investing Risk — There is no guarantee that the use of quantitative models, algorithms, methods or other similar techniques, and the investments selected based on such techniques, will perform as expected, produce the desired results or enable the Fund to achieve its investment objective. The Fund may be adversely affected by imperfections, errors or limitations in construction and implementation (for example, limitations in a model, proprietary or third-party data imprecision or unavailability, software or other technology malfunctions, or programming inaccuracies) and the Adviser’s ability to monitor and timely adjust the metrics or update the data or features underlying the model, algorithm or other similar analytical tools (“quantitative tools”). The Fund may also be adversely affected by the Adviser’s ability to make accurate qualitative judgments regarding the quantitative tool’s output or operational complications relating to any quantitative tool. Thus, the Fund is subject to the risk that any quantitative tools used by the Adviser will not be successful as to, for example, selecting or weighting investment positions, and that these tools may not perform as expected.

Value Investing Risk – The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time; such stocks may not perform as well as “growth stocks” or the stock market in general, and may be out of favor with investors for varying periods of time.

Large-Capitalization Company Risk – The large capitalization companies in which a Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Mid-Capitalization Company Risk – The mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, the mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Small-Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the Fund’s SAI.

MORE INFORMATION ABOUT THE INVESTMENT ADVISER

Formed in 1994 as a Delaware general partnership, LSV Asset Management provides active, quantitative value equity management through the application of a proprietary model. The Adviser is a partnership between the Adviser's management team and current and retired employee partners, owners of a majority position, and SEI Funds, Inc., a wholly-owned subsidiary of SEI Investments Company and the owner of a minority position. As of June 30, 2024, the Adviser had approximately $96 billion in assets under management. The Adviser’s principal place of business is located at 155 North Wacker Drive, Suite 4600, Chicago, IL 60606.

The Adviser makes investment decisions for the Fund and continuously reviews, oversees and administers the Fund’s investment program. The Board oversees the Adviser and establishes policies that the Adviser must follow in its management activities. For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.40% of the average daily net assets of the Fund.

Pursuant to the Investment Management Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, non-routine expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

A discussion regarding the basis for the Board’s approval of the Fund’s Investment Management Agreement will be available in the Fund’s first Form N-CSR filing with the SEC.

Portfolio Managers

The Fund is managed by a team of investment professionals that are jointly and primarily responsible for the day-to-day management of the Fund.

Josef Lakonishok, Ph.D., has served as CEO, CIO, Partner and portfolio manager for LSV since its founding in 1994. He has more than 47 years of investment and research experience.

Menno Vermeulen, CFA, has served as a portfolio manager for LSV since 1995 and a Partner since 1998. He has more than 32 years of investment and research experience.

Puneet Mansharamani, CFA, has served as a Partner and portfolio manager for LSV since 2006. He has more than 25 years of investment experience.

Greg Sleight has served as a Quantitative Analyst of LSV since 2006, a Partner since 2012 and portfolio manager since 2014. He has more than 18 years of investment experience.

Guy Lakonishok, CFA, has served as a Quantitative Analyst of LSV since 2009, a Partner since 2013 and portfolio manager since 2014. He has more than 23 years of investment experience.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

PURCHASING AND SELLING FUND SHARES

Shares of the Fund are listed for trading on the Exchange. When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares of the Fund will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of such shares. A business day with respect to the Fund is any day on which the Exchange is open for business. The Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s NAV is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).

In calculating NAV, the Fund generally values its investment portfolio at each constituent investment’s market price. If market prices are not readily available or they are unreliable, such as in the case of a security value that has been materially affected by events occurring after its relevant market closes, securities are valued at fair value. The Board has designated the Adviser as the Fund’s valuation designee to make fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. The Adviser has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Adviser makes fair value determinations. The Adviser’s determination of a security’s fair value price often involves the consideration of a number of factors, is subjective in nature, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

There may be limited circumstances in which the Adviser would fair value price securities of U.S. companies that are traded on U.S. exchanges – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume for meaningful trading prior to the time the Fund calculated its NAV.

Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by the Adviser, subject to Board oversight.

You may obtain the current NAV of the Fund by calling 1-888-FUND-LSV or on the Fund’s website at www.lsvasset.com.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Fund and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Fund and/or its shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing services. For more information, please see “Payments by the Fund or the Adviser to Financial Intermediaries” in the SAI.

In addition to these payments made by the Fund or the Adviser, your financial intermediary may charge you account fees, commissions or transaction fees for buying or selling shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Distribution Plan

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to the Fund that allows the Fund to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee is 0.25% of the average daily net assets of the Fund.

The implementation of any payments under the distribution plan must be approved by the Board prior to implementation.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, are not paid by the Fund, and may be in addition to any payments made to financial intermediaries by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments from the Adviser for making shares of the Fund available to their customers or registered representatives, including providing the Fund with “shelf space,” placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the market power and flexibility of the intermediary, the amount of Fund assets serviced by the financial intermediary, the time period in which the arrangement was entered into or amended, or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV of the Fund’s shares.

Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

Excessive Trading Policies and Procedures

The Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Fund reserves the right to reject or limit purchases by Authorized Participants as described in the SAI. When considering whether such a restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares of the Fund are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to Authorized Participants, and that most trading in Fund shares occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders. In fact, some degree of trading of the Fund’s shares by Authorized Participants and arbitrageurs is beneficial and critical to ensuring that the Fund’s market prices remain at or close to NAV.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Fund Distributions

Normally, the Fund distributes its net investment income monthly and makes distributions of its net capital gains, if any, at least once a year. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Dividend Reinvestment Service

Brokers may make available to their customers who own shares of the Fund the Depository Trust Company’s book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables if they participate in the dividend reinvestment service.

Tax Information

The following is a summary of certain important U.S. federal income tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. Your investment in the Fund may have other tax implications. More information about taxes is located in the SAI.

You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund

The Fund intends to elect and to qualify each year for the special tax treatment afforded to a regulated investment company (“RIC”) under Subchapter M of the Code. If the Fund maintains its qualification as a RIC and meets certain minimum distribution requirements, then the Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if the Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result (if certain relief provisions are not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions, you sell Fund shares, and you purchase or redeem Creation Units (Authorized Participants only).

Tax Status of Distributions

•	The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains income.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

•	The income dividends you receive from the Fund may be taxed as either ordinary income or “qualified dividend income.” Dividends that are reported by the Fund as qualified dividend income are generally taxable to non-corporate shareholders at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). “Qualified dividend income” generally is income derived from dividends paid to the Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. For such dividends to be taxed as qualified dividend income to a non-corporate shareholder, the Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of the Fund’s shares. Holding periods may be suspended for these purposes for stock that is hedged. Distributions that the Fund receives from an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such underlying fund.

•	Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned its shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions from the Fund’s net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable as long-term capital gains regardless of how long you have owned your shares. For non-corporate shareholders, long-term capital gains are generally taxable at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Distributions from the Fund’s short-term capital gains are generally taxable as ordinary income.

•	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

•	In general, Fund distributions are subject to federal income tax for the year in which they are paid. However, distributions paid in January but declared by the Fund to shareholders of record in October, November or December of the previous year will be treated as having been received by shareholders on December 31 of the calendar year in which declared, and thus may be taxable to you in the previous year.

•	You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and generally should be avoided by taxable investors.

•	The Fund (or your broker) will inform you of the amount and character of any distributions shortly after the close of each calendar year.

Tax Status of Share Transactions

Each sale of Fund shares or redemption of Creation Units will generally be a taxable event. Assuming a shareholder holds Fund shares as a capital asset, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than twelve months. Any capital gain or loss realized upon a sale of Fund shares held for twelve months or less is generally treated as short-term capital gain or loss. Any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent distributions of long-term capital gain were paid (or treated as paid) with respect to such shares. Any loss realized on a sale will be disallowed to the extent shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. The ability to deduct capital losses may be limited.

The cost basis of shares of the Fund acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between: (i) the market value of the Creation Units at the time of the exchange plus any cash received in the exchange, and (ii) the Authorized Participant’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between: (i) the Authorized Participant’s basis in the Creation Units, and (ii) the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service (“IRS”), however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Authorized Participants should consult their own tax advisor with respect to whether wash sales rules apply and when a loss might be deductible.

The Fund may pay the redemption price for Creation Units at least partially with cash, rather than the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Foreign Taxes

To the extent that the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes.

Net Investment Income Tax

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors

If you are a nonresident alien individual or a foreign corporation, partnership, trust or estate, (i) the Fund’s ordinary income dividends distributed to you will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies but (ii) gains from the sale or other disposition of your shares of the Fund generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

Backup Withholding

The Fund (or financial intermediaries, such as brokers, through which shareholders own shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

More information about taxes is included in the SAI.

ADDITIONAL INFORMATION

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Fund’s distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares of the Fund. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of the Fund, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of the Fund that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Premium/Discount Information

Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for various time periods can be found at www.lsvasset.com.

Contractual Arrangements

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against these service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations as of the date of this prospectus, financial highlights for the Fund are not available.

THE ADVISORS’ INNER CIRCLE FUND

LSV FUNDS

Investment Adviser

LSV Asset Management

155 North Wacker Drive, Suite 4600

Chicago, Illinois 60606

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

More information about the Fund is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated [XX], 2024, as it may be amended from time to time, includes detailed information about LSV Disciplined Value Fund and The Advisors’ Inner Circle Fund. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semi-Annual Reports (When Available): Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR filed with the SEC. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

To Obtain an SAI, Annual or Semi-Annual Report, Fund Financial Statements, or More Information:

By Telephone:	1-888-FUND-LSV (1-888-386-3578)

By Mail:	LSV Funds
P.O. Box 219009
Kansas City, Missouri 64121-9009

By Internet:	www.lsvasset.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors’ Inner Circle Fund, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-06400.

[Inventory Code]

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT
COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL
THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND
EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL
INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT
SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE
THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED
[Date], 2024

STATEMENT OF ADDITIONAL INFORMATION

LSV Disciplined Value ETF

Ticker Symbol: LSVD

Principal Listing Exchange: [NYSE Arca, Inc.]

a series of

THE ADVISORS’ INNER CIRCLE FUND

[Date], 2024

Investment Adviser:

LSV ASSET MANAGEMENT

This Statement of Additional Information (the “SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors’ Inner Circle Fund (the “Trust”) and the LSV Disciplined Value ETF (the “Fund”). This SAI is incorporated by reference into and should be read in conjunction with the Fund’s prospectus dated [Date], 2024, as it may be amended from time to time (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. Shareholders may obtain copies of the Prospectus or the Fund’s Annual or Semi-Annual Report, and other information such as the Fund’s financial statements, when available, free of charge by writing to the Fund at LSV Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: LSV Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 430 West 7th Street, Kansas City, MO 64105), or by calling the Fund at 1-888-FUND-LSV.

i

TABLE OF CONTENTS

THE TRUST	S-[XX]
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES	S-[XX]
DESCRIPTION OF PERMITTED INVESTMENTS	S-[XX]
INVESTMENT LIMITATIONS	S-[XX]
EXCHANGE LISTING AND TRADING	S-[XX]
THE ADVISER	S-[XX]
THE PORTFOLIO MANAGERS	S-[XX]
THE ADMINISTRATOR	S-[XX]
THE DISTRIBUTOR	S-[XX]
PAYMENTS TO FINANCIAL INTERMEDIARIES	S-[XX]
THE TRANSFER AGENT	S-[XX]
THE CUSTODIANS	S-[XX]
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-[XX]
LEGAL COUNSEL	S-[XX]
SECURITIES LENDING	S-[XX]
TRUSTEES AND OFFICERS OF THE TRUST	S-[XX]
BOOK ENTRY ONLY SYSTEM	S-[XX]
PURCHASING AND REDEEMING SHARES	S-[XX]
DETERMINATION OF NET ASSET VALUE	S-[XX]
DIVIDENDS AND DISTRIBUTIONS	S-[XX]
TAXES	S-[XX]
FUND TRANSACTIONS	S-[XX]
PORTFOLIO HOLDINGS	S-[XX]
DESCRIPTION OF SHARES	S-[XX]
SHAREHOLDER LIABILITY	S-[XX]
LIMITATION OF TRUSTEES’ LIABILITY	S-[XX]
PROXY VOTING	S-[XX]
CODES OF ETHICS	S-[XX]
PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS	S-[XX]
APPENDIX A – DESCRIPTION OF RATINGS	A-1
APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES	B-1

[Date], 2024	[Inventory Code]

ii

THE TRUST

General. The Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 18, 1991, as amended and restated February 18, 1997 and amended May 15, 2012 and August 18, 2020 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund or exchange traded fund ("ETF"), and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

Exchange Traded Fund Structure. The Fund operates as an ETF. LSV Asset Management (“LSV” or the “Adviser”), serves as the investment adviser to the Fund. The Fund is an actively-managed ETF that seeks long-term capital appreciation.

As an ETF, the Fund offers and issues shares at their net asset value (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”). The Fund generally offers and issues shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Fund’s shares are listed on the [NYSE Arca, Inc.] (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Fund’s NAV per share. The Fund’s shares are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.

Voting Rights. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Trust’s Board of Trustees (each, a “Trustee” and collectively, the “Board”) under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust created on or after November 11, 1996 may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

The Fund seeks long-term growth of capital. This goal is fundamental, and may not be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that with respect to 75% of its total assets, the Fund may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. If the Fund holds securities that perform well on a relative basis, the value of those securities could appreciate such that the value of the Fund’s securities that constitute more than 5% of the Fund’s total assets, in the aggregate, might exceed 25% of the Fund’s total assets. In these circumstances, the Adviser might determine that it is in the best interests of the Fund’s shareholders not to reduce one or more of the Fund’s holdings in securities that constitute more than 5% of the Fund’s total assets. If the Adviser makes such a determination, the Fund’s holdings in such securities would continue to exceed 25% of the Fund’s total assets, and the Fund would not purchase any additional shares of securities that constituted more than 5% of the Fund’s total assets. The Fund would continue to qualify as a diversified fund under applicable federal securities laws. If more than 25% of the Fund’s assets were invested, in the aggregate, in securities of issuers that individually represented more than 5% of the Fund’s total assets, the Fund would be subject to the risk that its performance could be disproportionately affected by the performance of such securities.

Although the Fund will normally be as fully invested as practicable in equity securities, including warrants, rights to purchase common stocks, debt securities convertible into common stocks and preferred stocks, a portion of the Fund’s assets may also be invested in investment grade fixed income securities, cash and money market securities. Investment grade fixed income securities are debt securities that are rated in one of the four highest rating categories (“investment grade”) by a nationally recognized statistical rating organization (an “NRSRO”) or that the Adviser, determines are of comparable quality. The Fund may also make limited use of equity index futures contracts for liquidity purposes. In order to generate additional income, the Fund may lend securities that it owns as well as invest in repurchase agreements.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and the associated risk factors. The Fund may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by its stated investment policies, including those stated below.

Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Foreign Securities

Types of Foreign Securities:

Foreign securities are debt and equity securities that are traded in markets outside of the U.S. The markets in which these securities are located can be developed or emerging. The Fund can invest in foreign securities in a number of ways, including:

▪	The Fund can invest directly in foreign securities denominated in a foreign currency;

▪	The Fund can invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and other similar global instruments; and

▪	The Fund can invest in investment funds.

American Depositary Receipts. ADRs as well as other “hybrid” forms of ADRs, including EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer’s home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Emerging Markets. An “emerging market” country is any country that is included in the MSCI Emerging Markets Index (the "Index") or that is publicly announced to be added to the Index. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (“GNPs”) than more developed countries. There are currently over 150 countries that the international financial community generally considers to be emerging or developing countries, approximately 50 of which currently have stock markets.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or reschedule of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

Investment Funds. Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Political and Economic Factors. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

▪	The economies of foreign countries may differ from the economy of the United States in such areas as growth of GNP, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

▪	Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

▪	The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

▪	The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes;

▪	A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund’s ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest, or may restrict the ability of foreign investors to repatriate their investment income and capital gains; and

▪	Periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, on January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the EU (commonly referred to as “Brexit”). Following a transition period, the UK and the EU signed a post-Brexit trade agreement governing their future economic relationship on December 30, 2020. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of the Fund’s investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

In addition, on February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets.

Information and Supervision. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.

Stock Exchange and Market Risk. The Adviser anticipates that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

▪	Are generally more volatile than, and not as developed or efficient as, those in the United States;

▪	Have substantially less volume;

▪	Trade securities that tend to be less liquid and experience rapid and erratic price movements;

▪	Have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

▪	Employ trading, settlement and custodial practices less developed than those in U.S. markets; and

▪	May have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

▪	Foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards.

•	Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis.

▪	In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States.

▪	Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated.

▪	Economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights.

▪	Restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

Foreign Currency Risk. While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

▪	It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

▪	Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

▪	Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

▪	There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

▪	Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

▪	The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Taxes. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments.

Emerging Markets. Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

▪	Have relatively unstable governments;

▪	Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

▪	Offer less protection of property rights than more developed countries; and

▪	Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Money Market Securities. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see “Appendix A – Description of Ratings” to this SAI.

U.S. Government Securities. The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s shares.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013 – Fannie Mae’s support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10 percent annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount. The capital reserve amount was $3 billion in 2013, and decreased by $600 million in each subsequent year through 2017. It is believed that this amendment put Fannie Mae and Freddie Mac in a better position to service their debt because it eliminated the need for the companies to have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios over time. On December 21, 2017, the U.S. Treasury announced that it was again amending the Agreement to reinstate the $3 billion capital reserve amount. On September 30, 2019, the U.S. Treasury announced that it was further amending the Agreement, now permitting Fannie Mae and Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the 2017 amendment. Fannie Mae and Freddie Mac are now permitted to maintain capital reserves of $25 billion and $20 billion, respectively.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

U.S. Treasury Obligations. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to 270 days.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

•	Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

•	Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

•	Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid investments.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions in order to increase its income. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund may enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Reverse Repurchase Agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

The Derivatives Rule (defined below) permits the Fund to enter into reverse repurchase agreements and similar financing transactions, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act. The Derivatives Rule permits the Fund to elect whether to treat a reverse repurchase agreement as a borrowing, subject to the asset coverage requirements of Section 18 of the 1940 Act, or as a derivatives transactions under the Derivatives Rule.

Exchange-Traded Funds (“ETFs”). The Fund may invest in ETFs. ETFs may be structured as investment companies that are registered under the 1940 Act, typically as open-end funds or unit investment trusts. These ETFs are generally based on specific domestic and foreign market securities indices. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Alternatively, ETFs may be structured as grantor trusts or other forms of pooled investment vehicles that are not registered or regulated under the 1940 Act. These ETFs typically hold commodities, precious metals, currency or other non-securities investments. ETFs, like mutual funds, have expenses associated with their operation, such as advisory and custody fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, including the brokerage costs associated with the purchase and sale of shares of the ETF, the Fund will bear a pro rata portion of the ETF’s expenses. In addition, it may be more costly to own an ETF than to directly own the securities or other investments held by the ETF because of ETF expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities or other investments held by the ETF, although lack of liquidity in the market for the shares of an ETF could result in the ETF’s value being more volatile than the underlying securities or other investments.

Securities of Other Investment Companies. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses.

Generally, the federal securities laws limit the extent to which the Fund can invest in securities of other investment companies, subject to certain exceptions. For example, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

The Fund may rely on Section 12(d)(1)(F) of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions, the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund. The Fund may also rely on Rule 12d1-4 under the 1940 Act. Rule 12d1-4, which became effective on January 19, 2021, permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions specified in the Rule including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company). In addition, the Fund may be able to rely on certain other rules under the 1940 Act to invest in shares of money market funds or other investment companies beyond the statutory limits noted above, but subject to certain conditions.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See “Exchange-Traded Funds” above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Securities Lending. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or their affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent, but will bear all of any losses from the investment of collateral.

By lending their securities, the Fund may increase their income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects the Fund to market risk. The Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Derivatives

Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as an interest rate) or a market benchmark. Unless otherwise stated in the Prospectuses, the Fund may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. The Fund may also invest in derivatives with the goal of protecting themselves from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”). When hedging is successful, the Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with the Fund’s investment objective and is legally permissible, the Fund may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.

There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Rule 18f-4 under the 1940 Act. Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) provides a comprehensive framework for the use of derivatives by registered investment companies. The Derivatives Rule permits a registered investment company, subject to various conditions described below, to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Registered investment companies that don’t qualify as “limited derivatives users” as defined below, are required by the Derivatives Rule to, among other things, (i) adopt and implement a derivatives risk management program (“DRMP”) and new testing requirements; (ii) comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”); and (iii) comply with new requirements related to Board and SEC reporting. The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board and periodically reviews the DRMP and reports to the Board.

The Derivatives Rule provides an exception from the DRMP, VaR limit and certain other requirements for a registered investment company that limits its “derivatives exposure” to no more than 10% of its net assets (as calculated in accordance with the Derivatives Rule) (a “limited derivatives user”), provided that the registered investment company establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% “derivatives exposure” threshold.

The requirements of the Derivatives Rule may limit the Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit the Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the Fund’s derivatives or other investments. There may be additional regulation of the use of derivatives transactions by registered investment companies, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

CFTC Regulations. Pursuant to rules adopted under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), the Fund must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”).

Consistent with the CFTC’s regulations, the Adviser, on behalf of the Fund, has filed a notice of exclusion from the definition of the term CPO under the CEA pursuant to CFTC Rule 4.5 with respect to the Fund's operation. Therefore, the Fund is not subject to regulation as commodity pools under the CEA and the Adviser is not subject to registration or regulation as a CPO under the CEA with respect to the Fund. As a result, the Fund will be limited in their ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict the Adviser’s ability to implement the Fund’s investment strategies and may adversely affect the Fund’s performance.

Types of Derivatives:

Futures. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as “contract markets”) approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the “delivery date”). Contract markets require both the purchaser and seller to deposit “initial margin” with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract’s value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party’s position declines, that party must make additional “variation margin” payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as “marking to the market.” Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated. In computing daily net asset value, each party marks to market its open futures positions.

Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

The Fund may incur commission expenses when it opens or closes a futures position.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”) at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market value of the underlying instrument relative to the exercise price of the option, the volatility of the underlying instrument, and the time remaining until the option expires.

▪	Purchasing Put and Call Options

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

▪	Allowing it to expire and losing its entire premium;

▪	Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

▪	Closing it out in the secondary market at its current price.

▪	Selling (Writing) Put and Call Options

When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a fixed strike price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a fixed strike price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, the Fund may cancel an OTC option by entering into an offsetting transaction with the counterparty to the option.

The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Fund is permitted to write only "covered" options. At the time of selling a call option, the Fund may cover the option by owning, among other things:

▪	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

▪	A call option on the same security or index with the same or lesser exercise price;

▪	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

▪	In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, the Fund may cover the option by, among other things:

▪	Entering into a short position in the underlying security;

▪	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price; or

▪	Maintaining the entire exercise price in liquid securities.

▪	Options on Securities Indices

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

▪	Options on Credit Default Swaps

An option on a credit default swap (“CDS”) gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

▪	Options on Futures

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such a put option in order to hedge a long position in the underlying futures contract. The Fund may buy a call option on a futures contract for the same purpose as the actual purchase of a futures contract, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

▪	Options on Foreign Currencies

A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. The Fund may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates.

The Fund may use foreign currency options given the same circumstances under which they could use forward foreign currency exchange contracts. For example, a decline in the U.S. dollar value of a foreign currency in which the Fund’s securities are denominated would reduce the U.S. dollar value of the securities, even if their value in the foreign currency remained constant. In order to hedge against such a risk, the Fund may purchase a put option on the foreign currency. If the value of the currency then declined, the Fund could sell the currency for a fixed amount in U.S. dollars and thereby offset, at least partially, the negative effect on its securities that otherwise would have resulted. Conversely, if the Fund anticipates a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated, the Fund may purchase call options on the currency in order to offset, at least partially, the effects of negative movements in exchange rates. If currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options.

▪	Combined Positions

The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts or swap agreements, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Forward Foreign Currency Exchange Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

▪	Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

▪	Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);

▪	Do not require an initial margin deposit; and

▪	May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.

▪	Foreign Currency Hedging Strategies

A “settlement hedge” or “transaction hedge” is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund’s investment is denominated. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

Equity-Linked Securities. The Fund may invest in privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock (referred to as “equity-linked securities”). These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid investments.

Swap Agreements. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the swap agreement. The Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses.

▪	Equity Swaps

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

•	Total Return Swaps

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

▪	Interest Rate Swaps

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for-floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for-floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for-floating rate swaps where the notional amount changes if certain conditions are met.

As with a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

▪	Currency Swaps

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the agreement and returned at the end of the agreement. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

▪	Inflation Swaps

Inflation swaps are fixed-maturity, over-the-counter derivatives where one party pays a fixed rate in exchange for payments tied to an inflation index, such as the Consumer Price Index. The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the “breakeven inflation” rate and generally represents the current difference between treasury yields and Treasury Inflation Protected Securities yields of similar maturities at the initiation of the swap agreement. Inflation swaps are typically designated as “zero coupon,” where all cash flows are exchanged at maturity. The value of an inflation swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation. An inflation swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.

▪	Credit Default Swaps

A credit default swap is an agreement between a “buyer” and a “seller” for credit protection. The credit default swap agreement may have as reference obligations one or more securities that are not then held by the Fund. The protection buyer is generally obligated to pay the protection seller an upfront payment and/or a periodic stream of payments over the term of the agreement until a credit event on a reference obligation has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. If a credit event occurs, the seller generally must pay the buyer the full notional amount (the “par value”) of the swap.

▪	Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.

Correlation of Prices. The Fund’s ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing in only those contracts whose behavior it expects to correlate with the behavior of the portfolio securities it is trying to hedge. However, if the Adviser’s prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

▪	Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

▪	A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and

▪	Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of the Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments precisely over time.

Lack of Liquidity. Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

▪	Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

▪	Have to purchase or sell the instrument underlying the contract;

▪	Not be able to hedge its investments; and/or

▪	Not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

▪	An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

▪	Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

•	The facilities of the exchange may not be adequate to handle current trading volume;

•	Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

▪	Investors may lose interest in a particular derivative or category of derivatives.

Management Risk. Successful use of derivatives by the Fund is subject to the ability of the Adviser to forecast stock market and interest rate trends. If the Adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into the Fund. If the Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.

Margin. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

Volatility and Leverage. The Fund’s use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

▪	Actual and anticipated changes in interest rates;

▪	Fiscal and monetary policies; and

▪	National and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches that value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Government Regulation. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, granted significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The law and regulations may negatively impact the Fund by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives the Fund trades.

In addition, the SEC adopted the Derivatives Rule on October 28, 2020. Since its compliance date of August 19, 2022, the Derivatives Rule has replaced prior SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. See “Derivatives – Rule 18f-4 under the 1940 Act” above for additional information on the requirements imposed on registered funds by the Derivatives Rule. Complying with the Derivatives Rule may increase the cost of the Fund's investments and cost of doing business, which could adversely affect investors. Other potentially adverse regulatory obligations can develop suddenly and without notice.

Illiquid Investments. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Because of their illiquid nature, illiquid investments must be priced at fair value as determined in good faith by the Adviser, subject to Board oversight. Despite such good faith efforts to determine fair value prices, the Fund’s illiquid investments are subject to the risk that the investment’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. Under the oversight of the Board, the Adviser determines the liquidity of the Fund’s investments. The Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

Restricted Securities. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the “1933 Act”) or an exemption from registration. As consistent with the Fund’s investment objective, the Fund may invest in Section 4(a)(2) commercial paper. Section 4(a)(2) commercial paper is issued in reliance on an exemption from registration under Section 4(a)(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper.

Short Sales. As is consistent with the Fund’s investment objective, the Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Special Risks of Cyber Attacks. As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, the Fund’s distributor, custodian, or any other of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate their net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There can be no assurance that the Fund, the Fund’s service providers, or the issuers of the securities in which the Fund invests will not suffer losses relating to cyber attacks or other information security breaches in the future.

LIBOR Replacement Risk. The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. Such instruments may include bank loans, derivatives, floating rate securities, and other assets or liabilities. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings on a representative basis. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts.

The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in different categories of financial contracts.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities, or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

General Market and Geopolitical Risk. Some countries and regions in which the Fund invests have experienced war (including Russia’s military invasion of Ukraine), terrorism, social unrest, government defaults, government shutdowns, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues such as pandemics and epidemics (including those caused by COVID-19), and/or systemic market dislocations (including due to events outside of such countries or regions). Such events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Whether or not the Fund invests in securities of issuers located in countries impacted by such events, these and other events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

INVESTMENT LIMITATIONS

Fundamental Policies

In addition to the Fund’s investment objective, the following investment limitations are fundamental, which means that the Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The Fund:

1.	May purchase securities of an issuer, except if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	May not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

3.	May borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	May make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	May purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	May underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The Fund’s investment objective, as well as the following investment limitations are non-fundamental and may be changed by the Board without shareholder approval.

The Fund:

1.	May not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

2.	May purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund.

Concentration. The 1940 Act requires that every investment company have a fundamental investment policy regarding concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions. For purposes of the Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance.

Borrowing. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits a fund from issuing senior securities, although it provides allowances for certain borrowings. In addition, the Derivatives Rule permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of the Derivatives Rule.

Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to the Fund’s policy concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

The shares of the Fund are approved for listing and trading on the Exchange. The Fund’s shares trade on the Exchange at prices that may differ to some degree from its NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Fund will continue to be met.

The Exchange will consider the suspension of trading in, and will initiate delisting procedures of, the shares of the Fund under any of the following circumstances: (1) if the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) if any of the continued listing requirements set forth in the Exchange’s rules are not continuously maintained; (3) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 record and/or beneficial holders of the shares of the Fund; or (4) such other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the shares from listing and trading upon termination of the Trust or the Fund.

The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s NAV per share is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.

THE ADVISER

General. LSV Asset Management is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940, as amended. The Adviser was established in 1994 as a Delaware general partnership to provide active, quantitative value equity management through the application of a proprietary model. The Adviser is a partnership between the Adviser's management team and current and retired employee partners, owners of a majority position, and SEI Funds, Inc., a wholly-owned subsidiary of SEI Investments Company and the owner of a minority position. As of June 30, 2024, the Adviser had approximately $96 billion in assets under management. The Adviser’s principal business address is 155 North Wacker Drive, Suite 4600, Chicago, IL 60606.

Advisory Agreement with the Trust. The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the oversight of, and policies established by, the Trustees.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the Fund, or by the Adviser, for any reason, on not less than 30 days’ nor more than 60 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. This advisory fee is a unitary management fee designed to pay the Fund’s expenses and to compensate the Adviser for the services it provides to the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, except for the advisory fee, costs of borrowing money, including interest expenses, interest, taxes and government fees, securities lending expenses, brokerage fees and commissions (including research and soft dollars) and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, other transaction expenses, non-routine expenses, extraordinary expenses, if any, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

THE PORTFOLIO MANAGERS

This section includes information about the Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Compensation.

The Adviser compensates the portfolio managers for their management of the Fund. The portfolio managers’ compensation consists of a salary and discretionary bonus. Each of the portfolio managers is a Partner of the Adviser and thereby receives a portion of the overall profit of the firm as part of his ownership interests. The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual’s leadership and contribution to the strategic planning and development of the investment group.

Fund Shares Owned by the Portfolio Managers. Because the Fund is new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Fund.

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as follows. The information below is provided as of June 30, 2024.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Josef Lakonishok	35	$15,874	60*	$22,636	294**	$57,739
Menno Vermeulen	35	$15,874	60*	$22,636	294**	$57,739
Puneet Mansharamani	35	$15,874	60*	$22,636	294**	$57,739
Greg Sleight	35	$15,874	60*	$22,636	294**	$57,739
Guy Lakonishok	35	$15,874	60*	$22,636	294**	$57,739

*	Includes 6 accounts with aggregated assets under management of $2,160 million that are subject to performance-based advisory fees. These accounts are Limited Partnerships to which LSV acts as General Partner and are an aggregation of underlying investors who have negotiated a performance fee.

**	Includes 60 accounts with aggregated assets under management of $14,532 million that are subject to performance-based advisory fees.

Conflicts of Interest.

The same team of portfolio managers is responsible for the day-to-day management of all of LSV’s accounts. LSV uses a proprietary quantitative investment model to manage all of LSV’s accounts. LSV relies extensively on its quantitative investment model regarding the advisability of investing in a particular company. Any investment decisions are generally made based on whether a buy or sell signal is received from the proprietary quantitative investment model. Accounts or funds with performance-based fees and accounts or funds in which employees may be invested could create an incentive to favor those accounts or funds over other accounts or funds in the allocation of investment opportunities. In addition, it is possible that a short position may be taken on a security that is held long in another portfolio. LSV seeks to make allocations of investment opportunities in a manner that it considers fair, reasonable and equitable without favoring or disfavoring, consistently or consciously, any particular client. LSV has procedures designed to ensure that all clients are treated fairly and to prevent these potential conflicts from influencing the allocation of investment opportunities among clients. On a quarterly basis, the Forensic Testing Committee, consisting of the Chief Compliance Officer, Compliance Officer, Chief Operating Officer and Compliance Analyst, reviews, among other things, allocations of investment opportunities among clients and the allocation of partially-filled block trades, including allocations to accounts or funds with performance-based fees or in which employees may be invested, to confirm consistency with LSV's policies and procedures.

LSV provides model portfolios to a number of clients, (each a “Model Adviser” and collectively the “Model Advisers”) including SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI. These model portfolios are currently utilized in relation to a managed account program and several registered investment company sub-advisory relationships and may be offered in additional ways in the future. The model portfolios utilize some of the same strategies that are offered to LSV’s other accounts. After LSV has provided the model portfolio to the Model Adviser, both initially and at each rebalance of the model portfolio, the Model Adviser or its delegates determine the timing and manner of purchase or sale with respect to the model portfolio recommendations. Some Model Advisers may generally implement the model portfolio recommendations as provided by LSV, while others may retain complete discretion as to the extent to which the model recommendations are implemented. The portfolio management team maintains a calendar of rebalance dates for the model portfolios similar to other LSV portfolios. In order to seek to ensure the fair treatment of all clients, LSV provides model portfolios to the Model Advisers on a staggered schedule relative to our other portfolios, so that the Portfolio Management team delivers the model portfolios on a rebalance schedule that differs from the rebalance schedule of the other portfolios. As a result, the model portfolios may experience different account performance, including potentially less favorable prices, than LSV’s accounts that it trades directly. However, the same software and procedures that are used for other LSV portfolios are also used with respect to the model portfolios. In addition, the model portfolios are constructed based on the most up-to-date rankings in LSV’s quantitative investment model. LSV’s policies require that the Chief Compliance Officer be made aware of any changes to this process. On a quarterly basis, the Forensic Testing Committee reviews a report which shows the timing of the submission of the model portfolios with respect to the rebalancing of certain portfolios in applicable strategies actively managed by LSV and the timing of the submission of model portfolios in the same strategies sent to the Model Advisers to be used to rebalance the applicable model portfolios.

LSV or its funds may contract for services with an entity or person with whom LSV or its employees has a relationship or from which LSV or its employees otherwise derives financial or other benefits. The existence of and nature of such relationships raises conflicts of interest between LSV and/or its employees, on the one hand, and LSV’s clients and funds, on the other hand, in determining whether to engage such service providers and, if engaged, on what terms and conditions. LSV or its employees may, because of its or such person’s financial or other benefits, have an incentive to engage a service provider even if a different entity or person is more qualified to provide the applicable services and/or can provide such services at a lesser cost. These entities are subject to the same vendor management policies and procedures that apply to all third party vendors, which are designed to manage any such conflict, including an annual review by persons at LSV that do not have such a conflict. For example, LSV currently has a relationship with a data services provider in which certain of LSV’s employees have a minority investment. The services are provided directly to and paid for by LSV and not any client or fund. LSV believes the services offered by the provider are at least as good as or better than the services provided by the provider’s competitors and that the provider’s services have comparable (or in some cases, more desirable) terms and conditions. In addition, the provider’s services are subject to an annual review by persons at LSV that do not have such a conflict.

THE ADMINISTRATOR

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an amended and restated administration agreement dated November 13, 2018, as amended (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991, as amended and restated November 14, 2005 and as amended August 30, 2010 and November 13, 2018 (the “Distribution Agreement”) whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not less than 60 days’ written notice to the other party.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Distribution Plan. The Trust has adopted a Distribution Plan applicable to the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Fund may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of Fund shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Because Rule 12b-1 fees are paid out of the Fund’s assets, they increase the cost of your investment and may cost you more than certain other types of sales charges. However, no Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees.

Payments by the Adviser. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates also may make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

[SS&C Global Investor & Distribution Solutions, Inc., 333 W. 11th Street, Kansas City, Missouri 64105 (the “Transfer Agent”), serves as the Fund’s transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.]

THE CUSTODIAN

[U.S. Bank National Association, 800 Nicollet Mall, Minneapolis, Minnesota 55402-4302 (the “Custodian”), acts as the custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.]

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[XX] serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 2222 Market Street, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.

SECURITIES LENDING

Because the Fund is new, as of the date of this SAI, the Fund has not engaged in securities lending activities.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a fund, at which time certain of the fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser’s adherence to the funds’ investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds’ investments, including, for example, reports on the adviser’s use of derivatives in managing the funds, if any, as well as reports on the funds’ investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Adviser makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds’ financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds’ investment management and business affairs are carried out by or through the funds’ advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are seven members of the Board, five of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. Joseph T. Grause, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than two-thirds of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Grause, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Trust; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Interested Trustees
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees[1] (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds and SEI Alternative Income Fund. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds and SEI Alternative Income Fund. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of The KP Funds to 2022.

N. Jeffrey Klauder (Born: 1952)	Trustee[1] (since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund, SEI Global Assets Fund and SEI Investments - Guernsey Limited.

Former Directorships: Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018. Trustee of The KP Funds to 2022.

Independent Trustees
Kathleen Gaffney (Born: 1961)	Trustee (since 2022)	Retired since 2019. Vice President and Portfolio Manager, Eaton Vance Management from 2012 to 2019.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds.
Joseph T. Grause, Jr. (Born: 1952)	Trustee (since 2011) Lead Independent Trustee (since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, and Catholic Responsible Investments Funds.

Former Directorships: Director of The Korea Fund, Inc. to 2019. Trustee of The KP Funds to 2022.

Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds.

Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018. Trustee of The KP Funds to 2022.

Bruce Speca (Born: 1956)	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds.

Former Directorships: Trustee of The KP Funds to 2022. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund) to 2022.

Monica Walker (Born: 1958)	Trustee (since 2022)	Retired. Private Investor since 2017. Co-Founder (1991-2017), Chairman and Chief Executive Officer (2009 to 2017) and Chief Investment Officer – Equity (2007 to 2017) of Holland Capital Management, LLC (Chicago).	Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds.

[1]	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as a trustee of the Trust since 1991.

The Trust has concluded that Mr. Klauder should serve as Trustee because of the experience he has gained in his various roles with SEI Investments, which he joined in 2004, his knowledge of and experience in the financial services industry, and the experience he gained serving as a partner of a large law firm.

The Trust has concluded that Ms. Gaffney should serve as Trustee because of the experience she gained serving as a vice president and portfolio manager for a large asset management company, her experience in and knowledge of the asset management industry, and the experience she has gained serving in board and leadership positions in a variety of nonprofit and civic organizations.

The Trust has concluded that Mr. Grause should serve as Trustee because of the knowledge and experience he gained in a variety of leadership roles with different financial institutions, his knowledge of the mutual fund and investment management industries, his past experience as an interested trustee and chair of the investment committee for a multi-managed investment company, and the experience he has gained serving as a trustee of the Trust since 2011.

The Trust has concluded that Mr. Mulhall should serve as Trustee because of the knowledge and experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and his experience serving in a variety of leadership capacities for non-profit organizations.

The Trust has concluded that Mr. Speca should serve as Trustee because of the knowledge and experience he gained serving as president of a mutual fund company and portfolio manager for a $95 billion complex of asset allocation funds, his over 25 years of experience working in a management capacity with mutual fund boards, and the experience he has gained serving as a trustee of the Trust since 2011.

The Trust has concluded that Ms. Walker should serve as Trustee because of the experience she gained in a variety of leadership roles with an asset management company that she co-founded, her experience in and knowledge of the financial services industry, and the experience she has gained in various other corporate accounting, finance and investment roles.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Board Committees. The Board has established the following standing committees:

•	Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre-approving audit and non-audit services provided by each fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing each fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with each fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund’s financial statements; and (ix) other audit related matters. Ms. Gaffney, Mr. Grause, Mr. Mulhall, Mr. Speca and Ms. Walker currently serve as members of the Audit Committee. Mr. Mulhall serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met [XX (XX)] times during the most recently completed fiscal year.

•	Governance Committee. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. Ms. Gaffney, Mr. Grause, Mr. Mulhall, Mr. Speca and Ms. Walker currently serve as members of the Governance Committee. Mr. Speca serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and met [XX (XX)] times during the most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares[1]	Aggregate Dollar Range of Shares (All Funds in the Family of Investment Companies)[1,2]
Interested Trustees
Nesher	None	None
Klauder	None	None
Independent Trustees
Gaffney	None	None
Grause	None	None
Mulhall	None	None
Speca	None	None
Walker	None	None

[1]	Valuation date is December 31, 2023.
[2]	The family of investment companies consists of the Fund, LSV Value Equity Fund, LSV Conservative Value Equity Fund, LSV Small Cap Value Fund, LSV U.S. Managed Volatility Fund, LSV Global Managed Volatility Fund, LSV Global Value Fund and LSV Emerging Markets Equity Fund.

Board Compensation. The Trust paid the following fees to the Trustees during the Trust’s most recently completed fiscal year ended [Date], 2023.

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex[1]
Interested Trustees
Nesher	$0	N/A	N/A	$0 for service on one (1) board
Klauder	$0	N/A	N/A	$0 for service on one (1) board
Independent Trustees
Gaffney	$[XX]	N/A	N/A	$[XX] for service on one (1) board
Grause	$[XX]	N/A	N/A	$[XX] for service on one (1) board
Krikorian	$[XX]	N/A	N/A	$[XX] for service on one (1) board
Mulhall	$[XX]	N/A	N/A	$[XX] for service on one (1) board
Speca	$[XX]	N/A	N/A	$[XX] for service on one (1) board
Walker	$[XX]	N/A	N/A	$[XX] for service on one (1) board

[1]	All funds in the Fund Complex are series of the Trust.

Trust Officers. Set forth below are the names, years of birth, position with the Trust and length of time served, and principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years
Michael Beattie (Born: 1965)	President (since 2011)	Managing Director, SEI Investments, since 2021. Director of Client Service, SEI Investments, from 2004 to 2021.
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President (since 2018) Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Chief Compliance Officer of SEI Alternative Income Fund since May 2023. Chief Compliance Officer of Symmetry Panoramic Trust since December 2023. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (from 2015 – May 2022; from November 2022 – June 2023; and since April 2024)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

BOOK ENTRY ONLY SYSTEM

Depository Trust Company (“DTC”) acts as securities depositary for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares of the Fund is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares of the Fund (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares of the Fund. The Trust recognizes DTC or its nominee as the record owner of all shares of the Fund for all purposes. Beneficial Owners of shares of the Fund are not entitled to have such shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares of the Fund.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares of the Fund held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares of the Fund held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of shares of the Fund, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Fund issues and redeems its shares on a continuous basis, at NAV, only in a large specified number of shares called a “Creation Unit,” either principally in-kind for securities or in cash for the value of such securities. The NAV of the Fund’s shares is determined once each business day, as described below under “Determination of Net Asset Value.” The Creation Unit size may change. Authorized Participants will be notified of such change.

Custom Baskets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, is equal to the NAV of the Fund shares comprising the Creation Unit. However, Rule 6c-11 under the 1940 Act permits the Fund to utilize “custom baskets” provided the conditions of the rule are met. Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of the Fund’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of the Fund’s securities market index, if applicable. Second, if different baskets are used in transactions on the same business day (as defined below), each basket after the initial basket would constitute a custom basket. For example, if the Fund exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if the Fund substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Purchase (Creation). The Trust issues and sells shares of the Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any business day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the dividend reinvestment service (discussed below). The Fund will not issue fractional Creation Units. A business day is, generally, any day on which the Exchange is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the Cash Component. When accepting purchases of Creation Units for cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs may be recoverable from the purchaser of Creation Units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of the shares of the Fund (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through National Securities Clearing Corporation (“NSCC”), makes available on each business day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous business day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the index the performance of which the Fund seeks to track, if applicable.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash; and (ii) include or remove Deposit Securities from the basket in anticipation of or implementation of rebalancing changes in the index the performance of which the Fund seeks to track, if applicable. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of a Fund Deposit, in the composition of the index the performance of which the Fund seeks to track, if applicable, or resulting from certain corporate actions.

Cash Purchase Method. The Trust may at its discretion permit full or partial cash purchases of Creation Units of the Fund. When full or partial cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a creation transaction fee and non-standard charges, as may be applicable.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee and any other applicable fees, taxes, and additional variable charges. The Adviser may retain all or a portion of the creation transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the creation transaction fee is designed to cover.

All orders to purchase shares directly from the Fund, including custom orders, must be placed for one or more Creation Units in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund also will generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook or applicable order form. The Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the applicable cut-off time on such business day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Fund is generally the second business day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. Upon written notice to the Distributor, such canceled order may be resubmitted the following business day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the business day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern Time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. Eastern Time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook, order form, and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second business day following the day on which the purchase order is deemed received by the Distributor. However, the Fund reserves the right to settle Creation Unit transactions on a basis other than the second business day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares of the Fund on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by the time set forth in the Participant Agreement on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Trust may use such Additional Cash Deposit to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income, and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a creation transaction fee as set forth below under “Creation Transaction Fee” may be charged and an additional variable charge may also apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units in respect of the Fund at its discretion, including, without limitation, if (a) the order is not in proper form or the Deposit Securities delivered do not consist of the securities that the Custodian specified; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent, the Distributor and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of circumstances outside the control of the foregoing Fund stakeholders include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, the Adviser, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall communicate to the Authorized Participant its rejection of the order. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units. Given the importance of the ongoing issuance of Creation Units to maintaining a market price that is at or close to the underlying net asset value of the Fund, the Trust is not intending to suspend acceptance of orders for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard creation transaction fee for the Fund, regardless of the number of Creation Units created in the transaction, is set forth in the table below.

Fund	Creation Transaction Fee
LSV Disciplined Value ETF	$[XX]

The Fund may adjust the creation transaction fee from time to time. The creation transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders (e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more efficient manner than could have been achieved without such order).

Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because the Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the 1933 Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.

Redemption. Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a business day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares of the Fund in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern Time) on each business day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities - as announced by the Custodian on the business day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the shares of the Fund being redeemed, as next determined after a receipt of a request in proper form, and the value of Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any applicable additional variable charge as set forth below. In the event that the Fund’s securities have a value greater than the NAV of the shares of the Fund, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Cash Redemption Method. Although the Trust does not ordinarily permit full or partial cash redemptions of Creation Units of the Fund, when full or partial cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

Redemption Transaction Fee. A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard redemption transaction fee for the Fund, regardless of the number of Creation Units redeemed in the transaction, is set forth in the table below.

Fund	Redemption Transaction Fee
LSV Disciplined Value ETF	$[XX]

The Fund may adjust the redemption transaction fee from time to time. The redemption transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges (e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction). In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders (e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order).

Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services, which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The Adviser may retain all or a portion of the redemption transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the redemption of a Creation Unit, which the redemption transaction fee is designed to cover.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares of the Fund through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected, unless, to the extent contemplated by the Participant Agreement, collateral is posted in an amount equal to a percentage of the value of the missing shares of that Fund as specified in the Participant Agreement (and marked to market daily).

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares of the Fund to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund’s securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than two business days after the day on which the redemption request is received in proper form. If neither the redeeming shareholder nor the Authorized Participant acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholders will be required to receive redemption proceeds in cash.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund also may, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Pursuant to the Participant Agreement, an Authorized Participant submitting a redemption request is deemed to make certain representations to the Trust regarding the Authorized Participant’s ability to tender for redemption the requisite number of shares of the Fund. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the shares of the Fund to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not business days for the Fund, shareholders may not be able to redeem their shares, or to purchase or sell shares on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the securities owned by the Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

General Policy. The Fund adheres to Section 2(a)(41), and Rules 2a-4 and 2a-5 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value by the Adviser in good faith, and subject to the oversight of the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Foreign Securities. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Derivatives and Other Complex Securities. Exchange traded options on securities and indices purchased by the Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, the Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Fund calculates net asset value, the settlement price may not be available at the time at which the Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value the Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith by the Adviser, subject to Board oversight.

Use of Third-Party Independent Pricing Services. Pursuant to contracts with the Administrator, prices for most securities held by the Fund with readily available market quotations are provided by third-party independent pricing agents. The valuations for these securities are reviewed by the Administrator. In accordance with the Adviser’s Pricing Procedures, the Adviser may also use third-party independent pricing agents (reviewed and approved by the Adviser) to fair value certain securities without readily available market quotations (or where market quotations are unreliable).

Fair Value Procedures. Securities for which market prices are not “readily available” or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Adviser and implemented through the Adviser’s Valuation Committee. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing agents, independent broker dealers and/or the Adviser’s own personnel (including investment personnel).

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV. When a security is valued in accordance with the Fair Value Procedures, the Adviser’s Valuation Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to improve index tracking, if applicable, or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares of the Fund are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid the imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends by the Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry dividend reinvestment service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of the Fund at NAV per share. Distributions reinvested in additional shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and their shareholders that is intended to supplement the discussion contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company. The Fund intends to elect and intends to qualify each year to be treated as a RIC. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. A fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, the Fund must distribute annually to its shareholders at least 90% of its net investment income (which includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of the Fund’s taxable year: (A) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to federal income tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Federal Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. For example, the Fund may receive delayed or corrected tax reporting statements from its investments that cause the Fund to accrue additional income and gains after the Fund has already made its excise tax distributions for the year. In such a situation, the Fund may incur an excess tax liability resulting from such delayed receipt of such tax information statements. In addition, the Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

Distributions to Shareholders. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Fund receives from an underlying fund taxable as a RIC, or from a REIT will be treated as qualified dividend income only to the extent so reported by such ETP, underlying fund taxable as a RIC, or REIT.

Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in the Fund. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, the Fund’s distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund’s distributions exceed its current and accumulated earnings and profits (as calculated for U.S. federal income tax purposes), all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Sales, Exchanges or Redemptions. A sale or exchange of shares or redemption of Creation Units in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares by a shareholder will generally be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares have been held for more than 12 months, and short-term capital gain or loss if the shares are held for 12 months or less. However, if shares on which a shareholder has received a long-term capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger’s basis in the Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that an Authorized Participant may not be permitted to currently deduct losses realized upon an exchange of securities for Creation Units under the rules governing “wash sales” (for an Authorized Participant which does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position.

Any gain or loss realized upon a creation or redemption of Creation Units may be treated as capital or ordinary gain or loss, depending on the holder’s circumstances. Any gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year and were held as capital assets in the hands of the exchanging Authorized Participant. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year and such shares were held as capital assets in the hands of the exchanging Authorized Participant. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any loss realized upon a redemption of Creation Units held for six months or less should be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

Tax Treatment of Complex Securities. The following information regarding the Fund’s investments also applies to any Fund investment in an underlying Fund that is also taxed as a RIC. The Fund may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect the Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund and may require the Fund to sell securities to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC at a time when the Adviser might not otherwise have chosen to do so.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of the Fund’s income to be distributed to its shareholders as ordinary income.

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so.

In general, for purposes of the Qualifying Income Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that, in general, derives less than 90% of its income from the qualifying income described in the Qualifying Income Test) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The Fund may invest in certain MLPs which may be treated as “qualified publicly traded partnerships.” Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Test, but the Fund’s investment in one or more of such “qualified publicly traded partnerships” is limited under the Asset Test to no more than 25% of the value of the Fund’s assets. The Fund will monitor its investments in such qualified publicly traded partnerships in order to ensure compliance with the Qualifying Income and Asset Tests. MLPs and other partnerships that the Fund may invest in will deliver Schedules K-1 to the Fund to report its share of income, gains, losses, deductions and credits of the MLP or other partnership. These Schedules K-1 may be delayed and may not be received until after the time that the Fund issues its tax reporting statements. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.

“Qualified publicly traded partnership income” within the meaning of Section 199A(e)(5) of the Code is eligible for a 20% deduction by non-corporate taxpayers. Qualified publicly traded partnership income is generally income of a “publicly traded partnership” that is not treated as a corporation for U.S. federal income tax purposes that is effectively connected with such entity’s trade or business, but does not include certain investment income. A “publicly traded partnership” for purposes of this deduction is not necessarily the same as a “qualified publicly traded partnership” as defined for the purpose of the immediately preceding paragraphs. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Code does not contain a provision permitting a RIC to pass the special character of this income through to its shareholders. Currently, direct investors in entities that generate “qualified publicly traded partnership income” will enjoy the lower rate, but investors in RICs that invest in such entities will not.

The Fund may invest in U.S. REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so. Unless later extended or made permanent, this 20% deduction will no longer be available for taxable years beginning after December 31, 2025.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

If the Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by the Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

Foreign Taxes. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stocks or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If the Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

The Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

Backup Withholding. The Fund will be required in certain cases to withhold at a 24% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien). Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Investors. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that the Fund will not be liable for any corporate excise, income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

FUND TRANSACTIONS

Brokerage Transactions. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in the best combination of price and execution under the circumstances. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. The Adviser’s current policy regarding such allocations is described further below. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders generally outweigh the possible disadvantages of combined orders.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients, including the Fund, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund or the Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that the Fund held during its most recent fiscal year. Because the Fund is new, as of the date of this SAI, the Fund did not hold any securities of its “regular brokers or dealers.”

Portfolio Turnover Rate. Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the fiscal year by the monthly average value of portfolio securities owned during the fiscal year. Excluded from both the numerator and denominator are amounts relating to securities whose maturities at the time of acquisition were one year or less.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet websites, as well as through the following website: www.lsvasset.com. In addition, the composition of the in-kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange via the NSCC.

Greater than daily access to information concerning the Fund’s portfolio holdings will be permitted (i) to certain personnel of service providers to the Fund involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Fund’s service providers who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to the Fund, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to the Fund and (ii) generally after it has been disseminated to the NSCC.

The Fund will disclose its complete portfolio holdings in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year-end, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose any of the Fund’s portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with this policy. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Board may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund’s shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Fund’s complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 1-888-FUND-LSV or by writing to the Fund at LSV Funds, P.O. Box 219009, Kansas City, MO 64121-9009 and (ii) on the SEC’s website at https://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Distributor and the Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“Access Persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Fund, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

Because the Fund is new, as of the date of this SAI, the Fund did not have any principal shareholders or control persons to report.

APPENDIX A

DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings (“Fitch”), respectively.

Description of Moody’s Global Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, the MIG scale is used to rate bond anticipation notes with maturities of up to five years.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the Variable Municipal Investment Grade (“VMIG”) scale. VMIG ratings with liquidity support use as an input the short-term counterparty risk assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

Description of S&P’s Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
•	The nature and provisions of the financial obligation, and the promise S&P imputes; and
•	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P’s Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

*	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P’s Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Description of S&P’s Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch’s Credit Ratings

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative grade categories signal either a higher level of credit risk or that a default has already occurred.

Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its web page.

Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an index).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of credit risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

LSV ASSET MANAGEMENT

PROXY VOTING POLICY

LSV Asset Management’s (“LSV” or the “Firm”) proxy voting responsibilities on behalf of a client’s account are expressly stated in the applicable agreement with such client. If LSV is responsible for voting proxies, the agreement with each client will typically state whether the votes will be cast in accordance with this proxy voting policy or in accordance with the client’s proxy voting policy. In either case, LSV will make appropriate arrangements with each account custodian to have proxies forwarded on a timely basis, and will endeavor to correct delays or other problems relating to timely delivery of proxies and proxy materials to the extent it is aware of such delays or problems. If the client elects to retain proxy voting responsibility, LSV will have no involvement in the proxy voting process for that client.

To satisfy its fiduciary duty in making any voting determination, an investment adviser must make the determination in the best interests of the client and must not place the investment adviser’s own interests ahead of the interests of the client. In addition, with respect to Employee Retirement Income Security Act of 1974 (“ERISA”) plan clients, LSV directs its voting activity solely in the interests of the participants and beneficiaries and for the exclusive purpose of providing benefits to participants and their beneficiaries and defraying reasonable expenses.

In general, LSV’s quantitative investment process does not provide output or analysis that would be functional in analyzing proxy issues. As a result, LSV does not consider proxy voting to be a material factor in its investment strategy or results. LSV, therefore, has retained an expert independent third party to assist in proxy voting, currently Glass Lewis & Co. (“GLC”). LSV’s selection of GLC was made after careful consideration of GLC’s proxy voting services, including related voting policies and expertise. GLC implements LSV’s proxy voting process, develops proxy voting guidelines, and provides analysis of proxy issues on a case-by-case basis. Where LSV has been responsible for voting proxies for a client, LSV typically votes in accordance with GLC’s standard guidelines, as updated from time to time, which can be found at https://www.glasslewis.com/guidelines. For new clients who wish to make LSV responsible for voting proxies, LSV intends to vote in accordance with GLC’s climate guidelines, as updated from time to time, which are described by GLC at https://www.glasslewis.com/climate-policy, and which may be obtained from LSV and applied to existing clients’ accounts upon request. LSV describes available GLC guidelines to clients on at least an annual basis. Those guidelines generally are aligned with LSV’s investment goals, and LSV’s use of GLC, therefore, is not a delegation of LSV’s fiduciary obligation to vote proxies for clients. GLC’s guidelines have been developed based on, among other things, GLC’s focus on facilitating shareholder voting in favor of governance structures that drive performance and create shareholder value. LSV believes that GLC’s guidelines are reasonably designed to ensure that proxies are voted in the best interests of LSV’s clients. Although it is expected to be rare, LSV reserves the right to vote issues contrary to, or issues not covered by, GLC’s guidelines when LSV believes it is in the best interests of the client and LSV does not have a material conflict of interest. In certain circumstances, clients are permitted to direct their vote in a particular solicitation. Direction from a client on a particular proxy vote will take precedence over GLC’s guidelines. Where the client has engaged LSV to vote proxies and has also provided proxy voting guidelines to LSV, those guidelines will be followed with the assistance of GLC.

GLC assists LSV with voting execution, including through an electronic vote management system that allows GLC to: (1) populate each client’s votes shown on GLC’s electronic voting platform with GLC’s recommendations under applicable guidelines (“pre-population”); and (2) automatically submit the client’s votes to be counted (“automated voting”). There will likely be circumstances where, before the submission deadline for proxies to be voted at the shareholder meeting, an issuer intends to file or has filed additional soliciting materials with the SEC regarding a matter to be voted upon. It is possible in such circumstances that LSV’s use of pre-population and automated voting could result in votes being cast that do not take into account such additional information. In order to address this concern, GLC actively monitors information sources for supplemental or updated information and has in place a system to allow for issuer feedback on its voting recommendations. Such updated information and feedback is considered by GLC and voting recommendations are modified as appropriate. LSV’s pre-populated votes would then also be automatically updated. GLC’s processes in this area are part of LSV’s review of their services as described below.

LSV conducts a number of periodic reviews to seek to ensure votes are cast in accordance with this policy and applicable GLC guidelines. In addition, on a semi-annual basis, LSV requires GLC to, among other things, provide confirmations regarding its policies and procedures and reporting on any changes to such policies and procedures. As part of such semi-annual process, LSV also obtains information regarding the capacity and competency of GLC to provide proxy advisory services to LSV.

In the voting process, conflicts can arise between LSV’s interests and that of its clients, or between clients’ interests due to each client’s objectives. In such situations, LSV will continue to vote the proxies in accordance with the recommendations of GLC based on each client’s applicable guidelines. A written record will be maintained explaining the reasoning for the vote recommendation. LSV also monitors GLC’s conflicts of interest policies and procedures on a periodic basis.

LSV may be unable or may choose not to vote proxies in certain situations. For example, and without limitation, LSV may refrain from voting a proxy if (i) the cost of voting the proxy exceeds the expected benefit to the client, (ii) LSV is not given enough time to process the vote, (iii) voting the proxy requires the security to be “blocked” or frozen from trading or (iv) it is otherwise impractical or impossible to vote the proxy, such as in the case of voting a foreign security that must be cast in person.

Clients may receive a copy of this proxy voting policy and LSV’s voting record for their account by request. In addition, clients are sent a copy of their respective guidelines and a summary of other available options on an annual basis and may elect to change their guidelines at any time. LSV will additionally provide any mutual fund for which LSV acts as adviser or sub-adviser, a copy of LSV’s voting record for the fund so that the fund may fulfill its obligation to report proxy votes to fund shareholders.

LSV may modify this policy and use of GLC from time to time.

Recordkeeping

LSV will retain:

1.	Copies of its proxy voting policies and procedures.
2.	A copy of each proxy statement received regarding client securities (maintained by the proxy voting service and/or available on EDGAR).
3.	A record of each vote cast on behalf of a client (maintained by the proxy voting service).
4.	A copy of any document created that was material to the voting decision or that memorializes the basis for that decision (maintained by the proxy voting service and/or the Firm).
5.	A copy of clients’ written requests for proxy voting information and a copy of LSV’s written response to a client’s request for proxy voting information for the client’s account.

LSV will ensure that it may obtain access to the proxy voting service’s records promptly upon LSV’s request.

The above listed information is intended to, among other things, enable clients to review LSV’s proxy voting procedures and actions taken in individual proxy voting situations.

LSV will maintain required materials in an easily accessible place for not less than five years from the end of the fiscal year during which the last entry took place.

Consideration of Environmental, Social and Governance Factors

LSV became a signatory to the Principles for Responsible Investment (“PRI”) in April 2014. GLC is also a signatory to the PRI. The PRI provides a framework, through its six principles, for consideration of environmental, social and governance (“ESG”) factors in portfolio management and investment decision-making. The six principles ask an investment manager, to the extent consistent with its fiduciary duties, to seek to: (1) incorporate ESG issues into investment analysis and decision-making processes; (2) be an active owner and incorporate ESG issues into its ownership policies and practices; (3) obtain appropriate disclosure on ESG issues by the entities in which it invests; (4) promote acceptance and implementation of the PRI principles within the investment industry; (5) work to enhance its effectiveness in implementing the PRI principles; and (6) report on its activities and progress toward implementing the PRI principles. Voting in favor of effective disclosure and governance of ESG issues to drive performance and create shareholder value is incorporated into GLC’s standard guidelines, as well as a supplement GLC maintains for shareholder initiatives. GLC’s climate guidelines are substantially similar, but go further to encourage enhanced disclosure of climate-related governance measures, risk mitigation, and metrics or targets. In each case, GLC’s guidelines emphasize assessing the financial implications of ESG issues in context of a company’s operations. Thus, by utilizing these GLC guidelines, LSV seeks to apply the PRI and incorporate ESG issues into its proxy voting decision-making processes in a manner consistent with its fiduciary duties. Further, LSV is able to offer to interested clients upon request, GLC’s ESG-focused guidelines that include an additional level of analysis intended to encourage outcomes that are consistent with widely-accepted enhanced ESG practices.

PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the “Registrant”) dated July 18, 1991, as amended and restated February 18, 1997 (the “Agreement and Declaration of Trust”), is incorporated herein by reference to exhibit (a)(1) of Post-Effective Amendment No. 362 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001398344-22-025119 on December 29, 2022.

(a)(2) Amendment No. 1, dated May 15, 2012, to the Agreement and Declaration of Trust, is incorporated herein by reference to exhibit (a)(2) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(a)(3) Amendment No. 2, dated August 18, 2020, to the Agreement and Declaration of Trust, is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 335 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-21-010106 on May 10, 2021.

(b)(1) Registrant's Second Amended and Restated By-Laws (the “By-Laws”) are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000087 on February 28, 2012.

(b)(2) Amendment No. 1, dated May 20, 2020, to the By-Laws, is incorporated herein by reference to exhibit (b)(2) of Post-Effective Amendment No. 329 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42494), filed with the SEC via EDGAR Accession No. 0001398344-20-011801 on June 1, 2020.

(c) See Article III and Article V of the Agreement and Declaration of Trust, which has been incorporated by reference in Exhibit (a)(1) to this Registration Statement.

(d)(1)(i) Investment Advisory Agreement, dated March 15, 1999, between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.

(d)(1)(ii) Amended Schedule A, dated [XX], to the Investment Advisory Agreement, dated March 15, 1999, between the Registrant and LSV Asset Management, to be filed by amendment.

(d)(1)(iii) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Acadian Asset Management LLC (formerly, Acadian Asset Management, Inc.) is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(1)(iv) Amended Schedule A, dated July 1, 2022, to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Acadian Asset Management LLC (formerly, Acadian Asset Management, Inc.), is incorporated herein by reference to exhibit (d)(1)(iv) of Post-Effective Amendment No. 363 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on January 27, 2023.

(d)(1)(v) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Cambiar Investors, LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(1)(vi) Amended Schedule A, dated March 1, 2019, to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Cambiar Investors, LLC, is incorporated herein by reference to exhibit (d)(1)(vi) of Post-Effective Amendment No. 305 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-003603 on February 28, 2019.

(d)(1)(vii) Investment Advisory Agreement, dated December 1, 2022, between the Registrant and Cambiar Investors, LLC, related to the Cambiar Aggressive Value ETF, is incorporated herein by reference to exhibit (d)(1)(vii) of Post-Effective Amendment No. 363 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-23-001234 on January 27, 2023.

(d)(1)(viii) Investment Advisory Agreement, dated October 10, 2016, between the Registrant and Rice Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(1)(xi) of Post-Effective Amendment No. 277 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-000154 on February 28, 2017.

(d)(1)(ix) Investment Advisory Agreement, dated May 28, 2004, between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000093 on February 25, 2005.

(d)(1)(x) Investment Advisory Agreement, dated February 27, 2006, between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.

(d)(1)(xi) Investment Advisory Agreement, dated March 10, 2010, between the Registrant and Sands Capital Management, LLC is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000173 on April 30, 2010.

(d)(1)(xii) Investment Advisory Agreement, dated June 20, 2011, between the Registrant and Loomis, Sayles & Company, L.P. is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(1)(xiii) Investment Advisory Agreement, dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 29, 2012.

(d)(1)(xiv) Amended Schedule A, dated January 1, 2019, to the Investment Advisory Agreement, dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC is incorporated herein by reference to exhibit (d)(1)(xxi) of Post-Effective Amendment No. 308 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-007375 on April 30, 2019.

(d)(1)(xv) Investment Advisory Agreement, dated September 3, 2013, between the Registrant and CIBC Private Wealth Advisors, Inc. (formerly, AT Investment Advisers, Inc.) is incorporated herein by reference to exhibit (d)(1)(xxx) of Post-Effective Amendment No. 236 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(d)(1)(xvi) Amended Schedule A, dated March 13, 2019, to the Investment Advisory Agreement, dated September 13, 2013, between the Registrant and CIBC Private Wealth Advisors, Inc., is incorporated herein by reference to exhibit (d)(1)(xxviii) of Post-Effective Amendment No. 312 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-009920 on May 31, 2019.

(d)(1)(xvii) Investment Advisory Agreement, dated September 23, 2022, between the Registrant and Fayez Sarofim & Co., is incorporated herein by reference to exhibit (d)(1)(xvii) of Post-Effective Amendment No. 363 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-23-001234 on January 27, 2023.

(d)(2)(i) Amended and Restated Expense Limitation Agreement, dated February 13, 2013, between the Registrant and LSV Asset Management, relating to the LSV Funds, is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(2)(ii) Amended Schedule A, dated December 1, 2023, to the Amended and Restated Expense Limitation Agreement, dated February 13, 2013, between the Registrant and LSV Asset Management, relating to the LSV Funds, is incorporated herein by reference to exhibit (d)(2)(ii) of Post-Effective Amendment No. 367 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-24-004827 on February 28, 2024.

(d)(2)(iii) Amended and Restated Expense Limitation Agreement, dated September 1, 2016, between the Registrant and Cambiar Investors, LLC, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (d)(3)(iii) of Post-Effective Amendment No. 268 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001670 on September 1, 2016.

(d)(2)(iv) Amended Schedule A, dated March 1, 2019, to the Amended and Restated Expense Limitation Agreement, dated September 1, 2016, between the Registrant and Cambiar Investors, LLC, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (d)(3)(iv) of Post-Effective Amendment No. 305 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-003603 on February 28, 2019.

(d)(2)(v) Amended and Restated Expense Limitation Agreement, dated February 23, 2016, between the Registrant and Rice Hall James & Associates, LLC, relating to the Rice Hall James Micro Cap Portfolio, is incorporated herein by reference to exhibit (d)(3)(vi) of Post-Effective Amendment No. 263 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001304 on April 29, 2016.

(d)(2)(vi) Expense Limitation Agreement, dated March 1, 2008, between the Registrant and Haverford Investment Management, Inc., relating to the Haverford Quality Growth Stock Fund, is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(2)(vii) Amended and Restated Expense Limitation Agreement, dated December 31, 2019, between the Registrant and Edgewood Management LLC, relating to the Edgewood Growth Fund, is incorporated herein by reference to exhibit (d)(3)(xiv) of Post-Effective Amendment No. 333 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-21-005168 on February 26, 2021.

(d)(2)(viii) Amended Schedule A, dated January 25, 2022, to the Amended and Restated Expense Limitation Agreement, dated December 31, 2019, between the Registrant and Edgewood Management LLC, relating to the Edgewood Growth Fund, is incorporated herein by reference to exhibit (d)(2)(viii) of Post-Effective Amendment No. 349 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-22-001310 on January 28, 2022.

(d)(2)(ix) Expense Limitation Agreement, dated March 31, 2010, between the Registrant and Sands Capital Management, LLC, relating to the Sands Capital Global Growth Fund, is incorporated herein by reference to exhibit (d)(34) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(2)(x) Expense Limitation Agreement, dated December 15, 2011, between the Registrant and Loomis, Sayles & Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized Fund, is incorporated herein by reference to exhibit (d)(38) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(2)(xi) Expense Limitation Agreement, dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(46) of Post-Effective Amendment No. 183 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 29, 2012.

(d)(2)(xii) Amended Schedule A, dated January 1, 2019, to the Expense Limitation Agreement, dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(3)(xv) of Post-Effective Amendment No. 308 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-007375 on April 30, 2019.

(d)(2)(xiii) Expense Limitation Agreement, dated February 23, 2016, between the Registrant and CIBC Private Wealth Advisors, Inc., relating to the CIBC Atlas Disciplined Equity Fund, CIBC Atlas Income Opportunities Fund and CIBC Atlas Mid Cap Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xix) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(d)(2)(xiv) Amended Schedule A, dated March 13, 2019, to the Expense Limitation Agreement, dated February 23, 2016, between the Registrant and CIBC Private Wealth Advisors, Inc., relating to the CIBC Atlas International Growth Fund, is incorporated herein by reference to exhibit (d)(3)(xx) of Post-Effective Amendment No. 312 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-009920 on May 31, 2019.

(d)(2)(xv) Expense Limitation Agreement, dated December 13, 2017, between the Registrant and CIBC Private Wealth Advisors, Inc., relating to the CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund, is incorporated herein by reference to exhibit (d)(3)(xviii) of Post-Effective Amendment No. 288 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-001113 on December 13, 2017.

(d)(2)(xvi) Expense Limitation Agreement, effective as of July 3, 2013, between the Registrant and Fayez Sarofim & Co., relating to the Sarofim Equity Fund, is incorporated herein by reference to exhibit (d)(75) of Post-Effective Amendment No. 219 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000386 on July 26, 2013.

(e)(1)(i) Distribution Agreement, dated November 14, 1991, as amended and restated November 14, 2005, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(1)(i) of Post-Effective Amendment No. 252 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(e)(1)(ii) Amendment No. 1, effective as of August 30, 2010, to the Distribution Agreement, dated November 14, 1991, as amended and restated November 14, 2005, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.

(e)(1)(iii) Amendment No. 2, dated November 13, 2018, to the Distribution Agreement, dated November 14, 1991, as amended and restated November 14, 2005 and as amended August 30, 2010, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit (e)(1)(iii) of Post-Effective Amendment No. 308 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-007375 on April 30, 2019.

(e)(1)(iv) Distribution Services Agreement, dated December 1, 2022, between Cambiar Investors, LLC and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit (e)(1)(iv) of Post-Effective Amendment No. 364 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-23-005210 on February 28, 2023.

(e)(2) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 362 to the Registration Statement of The Advisors’ Inner Circle Fund (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-22-025119 on December 29, 2022.

(e)(3) Revised Form of Amended Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co., dated October 2007, is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The Advisors' Inner Circle Fund II (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(f) Not applicable.

(g)(1)(i) Amended and Restated Custody Agreement, dated February 12, 2013, between the Registrant and U.S. Bank, National Association, is incorporated herein by reference to exhibit (g)(1)(i) of Post-Effective Amendment No. 233 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000296 on April 30, 2014.

(g)(1)(ii) Amendment, dated [XX], to the Amended and Restated Custody Agreement dated February 12, 2013 between the Registrant and U.S. Bank, National Association, to be filed by amendment.

(g)(2)(i) Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(i) of Post-Effective Amendment No. 266 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(g)(2)(ii) Amendment, dated May 12, 2015, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(ii) of Post-Effective Amendment No. 266 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(g)(2)(iii) Amendment, dated November 6, 2015, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(iii) of Post-Effective Amendment No. 266 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(g)(2)(iv) Amendment, dated August 25, 2016, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(iv) of Post-Effective Amendment No. 272 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001815 on October 31, 2016.

(g)(3) Custodian and Transfer Agent Agreement, dated January 24, 2023, between the Registrant and Brown Brothers Harriman & Co., is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 363 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-23-001234 on January 27, 2023.

(h)(1) Amended and Restated Administration Agreement, dated November 13, 2018, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 305 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-003603 on February 28, 2019.

(h)(1)(i) Amendment, dated May 24, 2023, to the Amended and Restated Administration Agreement, dated November 13, 2018, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to exhibit (h)(1)(i) of Post-Effective Amendment No. 366 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-24-001171 on January 26, 2024.

(h)(2)(i) Transfer Agency and Service Agreement, dated January 15, 2003, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28, 2003.

(h)(2)(ii) AML Delegation Amendment, dated June 18, 2003, to the Transfer Agency and Service Agreement, dated January 15, 2003, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(h)(2)(iii) Amendment to and Assignment of Transfer Agency and Service Agreement, dated March 8, 2018, between the Registrant and State Street Bank and Trust Company, is incorporated herein by reference to exhibit (h)(2)(iii) of Post-Effective Amendment No. 294 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-18-006346 on April 30, 2018.

(h)(2)(iv) Agency Agreement, dated April 1, 2006, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.) is incorporated herein by reference to exhibit (h)(7) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(h)(2)(v) Amendment, dated [XX], to the Agency Agreement, dated April 1, 2006, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), to be filed by amendment.

(h)(2)(vi) Amended Fee Schedule, dated August 30, 2012, to the Agency Agreement, dated April 1, 2006, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.) is incorporated herein by reference to exhibit (h)(10) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(h)(2)(vii) Amendment, dated November 13, 2013, to the Agency Agreement, dated April 1, 2006, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.) is incorporated herein by reference to exhibit (h)(2)(viii) of Post-Effective Amendment No. 266 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(h)(2)(viii) Amendment No. 3, dated April 30, 2018, to the Agency Agreement, dated April 1, 2006, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.) is incorporated herein by reference to exhibit (h)(2)(viii) of Post-Effective Amendment No. 297 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-18-012526 on August 27, 2018.

(h)(2)(ix) Amendment, dated October 2023, to the Agency Agreement, dated April 1, 2006, between the Registrant and SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.), is incorporated herein by reference to exhibit (h)(2)(ix) of Post-Effective Amendment No. 367 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-24-004827 on February 28, 2024.

(h)(2)(x) Transfer Agency Services Agreement, dated November 14, 2012, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(2)(viii) of Post-Effective Amendment No. 292 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-18-003073 on February 28, 2018.

(h)(2)(xi) Amendment, dated November 19, 2013, to the Transfer Agency Services Agreement, dated November 14, 2012, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(2)(ix) of Post-Effective Amendment No. 292 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-18-003073 on February 28, 2018.

(h)(3)(i) Shareholder Services Plan is incorporated herein by reference to exhibit (h)(3) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(h)(3)(ii) Amended Exhibit A to the Shareholder Services Plan, is incorporated herein by reference to Exhibit (h)(3)(ii) of Post-Effective Amendment No. 368 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-24-008202 on April 29, 2024.

(h)(4)(i) Securities Lending Agreement, dated October 26, 2020, by and between the Registrant and U.S. Bank National Association, is incorporated herein by reference to exhibit (h)(4)(v) of Post-Effective Amendment No. 333 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-21-005168 on February 26, 2021.

(h)(4)(ii) First Amendment, dated August 20, 2021, to the Securities Lending Agreement dated October 26, 2020, by and between the Registrant and U.S. Bank National Association, is incorporated herein by reference to exhibit (h)(4)(v) of Post-Effective Amendment No. 349 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-22-001310 on January 28, 2022.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.

(j) Not Applicable.

(k) Not Applicable.

(l) Not Applicable.

(m)(1)(i) Distribution Plan, dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.

(m)(1)(ii) Schedule A, as last amended March 31, 2020, to the Distribution Plan, dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m)(1)(ii) of Post-Effective Amendment No. 325 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-20-007265 on March 31, 2020.

(m)(2) ETF Distribution Plan, dated August 17, 2021, is incorporated herein by reference to exhibit (m)(2) of Post-Effective Amendment No. 363 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-23-001234 on January 27, 2023.

(m)(3) Amended Schedule A, dated [XX], to the ETF Distribution Plan, dated August 17, 2021, to be filed by amendment.

(n)(1) Registrant's Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(n)(2) Amended and Restated Schedule M and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the LSV Funds, is incorporated herein by reference to exhibit (n)(2) of Post-Effective Amendment No. 297 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-18-012526 on August 27, 2018.

(n)(3) Amended and Restated Schedule B and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (n)(3) of Post-Effective Amendment No. 258 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000632 on August 28, 2015.

(n)(4) Schedule N and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Acadian Emerging Markets Portfolio, is incorporated herein by reference to exhibit (n)(5) of Post-Effective Amendment No. 268 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001670 on September 1, 2016.

(n)(5) Amended and Restated Schedule C and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Edgewood Growth Fund, is incorporated herein by reference to exhibit (n)(6) of Post-Effective Amendment No. 274 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001948 on December 30, 2016.

(n)(6) Amended and Restated Schedule L and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the CIBC Atlas Funds, is incorporated herein by reference to exhibit (n)(7) of Post-Effective Amendment No. 312 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-009920 on May 31, 2019.

(o) Not Applicable.

(p)(1) Registrant's Code of Ethics, dated November 2007, is incorporated herein by reference to exhibit (p)(1) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.

(p)(2) LSV Asset Management Revised Code of Ethics, dated November 29, 2017, is incorporated herein by reference to exhibit (p)(2) of Post-Effective Amendment No. 292 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-18-003073 on February 28, 2018.

(p)(3) Cambiar Investors, LLC Revised Code of Ethics, dated January 2023, is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 366 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-24-001171 on January 26, 2024.

(p)(4) Haverford Investment Management, Inc. Revised Code of Ethics, dated April 2017, is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 284 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-000729 on August 28, 2017.

(p)(5) Rice Hall James & Associates, LLC Revised Code of Ethics, dated December 2022, is incorporated herein by reference to exhibit (p)(5) of Post-Effective Amendment No. 365 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-23-008255 on April 28, 2023.

(p)(6) Acadian Asset Management LLC Revised Code of Ethics, dated January 2016, is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 272 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001815 on October 31, 2016.

(p)(7) Edgewood Management LLC Revised Code of Ethics, dated December 29, 2023, is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 368 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-24-008202 on April 29, 2024.

(p)(8) Sands Capital Management, LLC Revised Code of Ethics, dated October 2023, is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 366 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-24-001171 on January 26, 2024.

(p)(9) Loomis, Sayles & Company L.P. Revised Code of Ethics, dated November 30, 2023 is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 368 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-24-008202 on April 29, 2024.

(p)(10) Hamlin Capital Management, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 233 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000296 on April 30, 2014.

(p)(11) SEI Investments Distribution Co. (“SIDCO”) Code of Ethics, is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 366 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-24-001171 on January 26, 2024.

(p)(12) CIBC Private Wealth Advisors, Inc. Code of Ethics, dated March 31, 2010, is incorporated herein by reference to exhibit (p)(46) of Post-Effective Amendment No. 221 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000503 on September 4, 2013.

(p)(13) Fayez Sarofim & Co. Code of Ethics, dated October 27, 2014, is incorporated herein by reference to exhibit (p)(38) of Post-Effective Amendment No. 255 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000328 on April 30, 2015.

(p)(14) SEI Investments Global Funds Services (“SEIGFS”) Code of Ethics, is incorporated herein by reference to exhibit (p)(14) of Post-Effective Amendment No. 366 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-24-001171 on January 26, 2024.

(q)(1) Powers of Attorney, dated August 18, 2020, for Messrs. Robert A. Nesher, N. Jeffrey Klauder, Bruce R. Speca, Joseph T. Grause, Jr., Robert Mulhall and Michael Beattie are incorporated herein by reference to exhibit (q)(1) of Post-Effective Amendment No. 332 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-20-025274 on December 30, 2020.

(q)(2) Power of Attorney, dated March 24, 2021, for Mr. Andrew Metzger is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 334 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-21-009258 on April 30, 2021.

(q)(3) Powers of Attorney for Mses. Kathleen Gaffney and Monica Walker are incorporated herein by reference to Exhibit (q)(3) of Post-Effective Amendment No. 354 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-22-008409 on April 29, 2022.

(q)(4) Resolution adopted by the Board of Trustees of the Registrant on August 18, 2020 is incorporated herein by reference to exhibit (q)(2) of Post-Effective Amendment No. 332 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-20-025274 on December 30, 2020.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant’s Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Acadian Asset Management LLC

Acadian Asset Management LLC (“Acadian”) serves as the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian is 260 Franklin Street, Boston, Massachusetts 02110. Acadian is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2022 and 2023.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Ross Dowd, Executive Vice President, CEO

Acadian Asset Management (Australia) Ltd

20 Martin Place

Level 9, Suite 3

Sydney, NSW 2000

Australia

Acadian Asset Management (UK) Ltd

24 King William Street, 6th Floor

London

EC4R 9AT

United Kingdom

Acadian Asset Management (Singapore) Pte Ltd

8 Marina View, #40-01

Asia Square Tower 1

Singapore, 018960

Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Brendan Bradley, Executive Vice President, CIO

Acadian Asset Management (UK) Ltd

24 King William Street, 6th Floor London

EC4R 9AT

United Kingdom

Acadian Asset Management (Australia) Ltd

20 Martin Place

Level 9, Suite 3

Sydney, NSW 2000

Australia

Acadian Asset Management (Singapore) Pte Ltd

8 Marina View, #40-01

Asia Square Tower 1

Singapore 018960

Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Kelly Young, Executive Vice President Chief Marketing Officer

Acadian Asset Management (UK) Ltd

24 King William Street, 6th Floor

London

EC4R 9AT

United Kingdom

Acadian Asset Management (Australia) Ltd

20 Martin Place

Level 9, Suite 3

Sydney, NSW 2000

Australia

Acadian Asset Management (Singapore) Pte Ltd

8 Marina View, #40-01

Asia Square Tower 1

Singapore 018960

Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Suren Rana, Member of Board of Managers

BrightSphere Investment Group, Inc (“BSIG”-a public company traded on the NYSE);

200 Clarendon Street, 53rd Floor

Boston, MA 02116

Acadian Asset Management LLC (an investment advisor)

260 Franklin Street

Boston, MA 02110

Director, Chief Executive Officer Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Elie Sugarman

BrightSphere Investment Group, Inc (“BSIG”-a public company traded on the NYSE)

200 Clarendon Street, 53rd Floor

Boston, MA 02116

Acadian Asset Management LLC (an investment advisor)

260 Franklin Street

Boston, MA 02110

Corporate Development Officer Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Richard Hart, Member of Board of Managers

BrightSphere Investment Group, Inc (“BSIG”-a public company traded on the NYSE)

200 Clarendon Street, 53rd Floor

Boston, MA 02116

Acadian Asset Management LLC (an investment advisor)

260 Franklin Street

Boston, MA 02110

Chief Legal Officer Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Melody Huang, Member of Board of Managers

BrightSphere Investment Group, Inc (“BSIG”-a public company traded on the NYSE)

200 Clarendon Street, 53rd Floor

Boston, MA 02116

Acadian Asset Management LLC (an investment advisor)

260 Franklin Street

Boston, MA 02110

Director of Finance and Investor Relations Affiliated Directorships

Cambiar Investors, LLC

Cambiar Investors, LLC (“Cambiar”) serves as the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Small Cap Fund, the Cambiar Aggressive Value Fund, the Cambiar SMID Fund, the Cambiar International Small Cap Fund and the Cambiar Aggressive Value ETF. The principal address of Cambiar is 200 Columbine Street, Suite 800, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2022 and 2023, no director, officer or partner of Cambiar engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CIBC Private Wealth Advisors, Inc.

CIBC Private Wealth Advisors, Inc. (“CIBC”) serves as the investment adviser for the CIBC Atlas Disciplined Equity Fund, CIBC Atlas Income Opportunities Fund, CIBC Atlas Mid Cap Equity Fund, CIBC Atlas All Cap Growth Fund, CIBC Atlas Equity Income Fund and CIBC Atlas International Growth Fund. The principal address of CIBC is 181 West Madison Street, 36th Floor, Chicago, Illinois 60602. CIBC is an investment adviser registered with the SEC under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2022 and 2023.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Paul Carey, SVP	CIBC Bancorp USA 120 South LaSalle Street Chicago, IL 60603	Chief Financial Officer
Zachary Christensen, VP	CIBC Bancorp USA 120 South LaSalle Street Chicago, IL 60603	Corporate Controller and Chief Accountant
Kevin Burns, VP	CIBC Bancorp USA 120 South LaSalle Street Chicago, IL 60603	Deputy Chief Risk Officer
Kimberly Ekwemoha, VP	CIBC Bancorp USA 120 South LaSalle Street Chicago, IL 60603	US Chief Anti-Money Laundering Officer and Global Sanctions
David Griffin	CIBC Bancorp USA 120 South LaSalle Street Chicago, IL 60603	Chief Information Security Officer

Edgewood Management LLC

Edgewood Management LLC (“Edgewood”) serves as the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood is 600 Steamboat Road, Suite 103, Greenwich, Connecticut 06830. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended September 30, 2022 and 2023, no director, officer or partner of Edgewood engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Fayez Sarofim & Co.

Fayez Sarofim & Co. (“Fayez Sarofim”) serves as the investment adviser for the Sarofim Equity Fund. The principal address of Fayez Sarofim is 2907 Two Houston Center, 909 Fannin Street, Houston, Texas 77010. Fayez Sarofim is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2022 and 2023.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Christopher B. Sarofim Chairman	Kemper Corporation One East Wacker Drive Chicago, IL 60601	Director
	Sarofim Trust Co. Two Houston Center Suite 2907 Houston, TX 77010	Chairman
	Sarofim Realty Advisors LLC. 2525 McKinnon St. Suite 530 Dallas, TX 75201	Director
	Sarofim International Management Company Two Houston Center Suite 2907 Houston, TX 77010	Chairman and President
	The Sarofim Group, LLC. Two Houston Center Suite 2907 Houston, TX 77010	Chairman and Director
	Flame Acquisition Corp. 700 Milam St. Suite 3300 Houston, TX 77002	Director
	Sima Capital LLC 2001 Kirby Dr. Suite 808 Houston, TX 77019	Managing Member
Raye G. White Executive Vice President, Secretary, Treasurer, Chief Compliance Officer and Director	Sarofim Trust Co. Two Houston Center Suite 2907 Houston, TX 77010	President, Chief Executive Officer, Treasurer and Director
	Sarofim International Management Company Two Houston Center Suite 2907 Houston, TX 77010	Executive Vice President, Secretary, Treasurer and Director
	Sarofim Realty Advisors LLC. 2525 McKinnon St. Suite 530 Dallas, TX 75201	Secretary, Treasurer and Chief Compliance Officer
	The Sarofim Group, LLC Two Houston Center Suite 2907 Houston, TX 77010	Executive Vice President, Secretary, Treasurer and Director

William Gentry Lee, Jr., CFA Chief Executive Officer, Chief Investment Officer, and Director	Sarofim Trust Co. Two Houston Center Suite 2907 Houston, TX 77010	Senior Vice President and Chief Investment Officer
	Sarofim International Management Company Two Houston Center Suite 2907 Houston, TX 77010	Chief Executive Officer, Chief Investment Officer and Director
	Sarofim Realty Advisors LLC. 2525 McKinnon St. Suite 530 Dallas, TX 75201	Director
	The Sarofim Group, LLC Two Houston Center Suite 2907 Houston, TX 77010	Chief Executive Officer and Director
Charles E. Sheedy, CFA Senior Vice President	Sarofim Trust Co. Two Houston Center Suite 2907 Houston, TX 77010	Senior Vice President
	Sarofim International Management Company Two Houston Center Suite 2907 Houston, TX 77010	Senior Vice President
	The Sarofim Group, LLC Two Houston Center Suite 2907 Houston, TX 77010	Senior Vice President
Reynaldo Reza Senior Vice President	Sarofim Trust Co. Two Houston Center Suite 2907 Houston, TX 77010	Senior Vice President
	Sarofim International Management Company Two Houston Center Suite 2907 Houston, TX 77010	Senior Vice President
	The Sarofim Group, LLC Two Houston Center Suite 2907 Houston, TX 77010	Senior Vice President

Michele Gibbons General Counsel and Chief Legal Officer	Sarofim Trust Co. Two Houston Center Suite 2907 Houston, TX 77010	General Counsel and Chief Legal Officer
	Sarofim International Management Company Two Houston Center Suite 2907 Houston, TX 77010	General Counsel and Chief Legal Officer
	The Sarofim Group, LLC Two Houston Center Suite 2907 Houston, TX 77010	General Counsel and Chief Legal Officer
	Sarofim Realty Advisors LLC. 2525 McKinnon St. Suite 530 Dallas, TX 75201	General Counsel and Chief Legal Officer
John Colucci IV Chief Operating Officer	Sarofim Trust Co. Two Houston Center Suite 2907 Houston, TX 77010	Chief Operating Officer
	Sarofim International Management Company Two Houston Center Suite 2907 Houston, TX 77010	Chief Operating Officer
	The Sarofim Group, LLC Two Houston Center Suite 2907 Houston, TX 77010	Chief Operating Officer
Alan R. Christensen, CFA President and Head of Investment Risk	Sarofim Trust Co. Two Houston Center Suite 2907 Houston, TX 77010	Head of Investment Risk and Director
	Sarofim International Management Company Two Houston Center Suite 2907 Houston, TX 77010	Head of Investment Risk
	The Sarofim Group, LLC Two Houston Center Suite 2907 Houston, TX 77010	President and Head of Investment Risk

Clinton T. Laechelin Vice President – Finance	Sarofim Trust Co. Two Houston Center Suite 2907 Houston, TX 77010	Vice President – Finance
	Sarofim Realty Advisors LLC. 2525 McKinnon St. Suite 530 Dallas, TX 75201	Vice President – Finance
	Sarofim International Management Company Two Houston Center Suite 2907 Houston, TX 77010	Vice President – Finance

Hamlin Capital Management, LLC

Hamlin Capital Management, LLC (“Hamlin”) serves as the investment adviser for the Hamlin High Dividend Equity Fund. The principal address of Hamlin is 640 Fifth Avenue, 11th Floor, New York, New York 10019. Hamlin is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2022 and 2023.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Mark Stitzer – Managing Partner	Hamlin Capital Advisors, LLC 5550 West Executive Drive, Suite 540 Tampa, FL 33609	Owner
	Branchville Persistence, LLC 640 Fifth Avenue, 11th Floor New York, NY 10019	Owner
	Hamlin-Crest GP, LLC 640 Fifth Avenue, 11th Floor New York, NY 10019	Owner

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Joseph Bridy – Partner & Fixed Income Portfolio Manager	Hamlin Capital Advisors, LLC 5550 West Executive Drive, Suite 540 Tampa, FL 33609	Owner
	Branchville Persistence, LLC 640 Fifth Avenue, 11th Floor New York, NY 10019	Owner
	Hamlin-Crest GP, LLC 640 Fifth Avenue, 11th Floor New York, NY 10019	Owner

Chris D’Agnes – Partner & Equity Portfolio Manager	Hamlin Capital Advisors, LLC 5550 West Executive Drive, Suite 540 Tampa, FL 33609	Owner
	Hamlin-Crest GP, LLC 640 Fifth Avenue, 11th Floor New York, NY 10019	Owner

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Charlie Garland – Partner and Client Portfolio Manager	Hamlin Capital Advisors, LLC 5550 West Executive Drive, Suite 540 Tampa, FL 33609	Owner
	Hamlin-Crest GP, LLC 640 Fifth Avenue, 11th Floor New York, NY 10019	Owner

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Deborah Finegan – Partner & Chief Operating Officer	Hamlin Capital Advisors, LLC 5550 West Executive Drive, Suite 540 Tampa, FL 33609	Owner
	Branchville Persistence, LLC 640 Fifth Avenue, 11th Floor New York, NY 10019	Owner
	Hamlin-Crest GP, LLC 640 Fifth Avenue, 11th Floor New York, NY 10019	Owner
Parker Stitzer – Partner & Bond Analyst	Hamlin-Crest GP, LLC 640 Fifth Avenue, 11th Floor New York, NY 10019	Owner
Michael Tang – Partner & Equity Portfolio Manager	Hamlin-Crest GP, LLC 640 Fifth Avenue, 11th Floor New York, NY 10019	Owner

Haverford Financial Services, Inc.

Haverford Financial Services, Inc. (“Haverford”) serves as the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546. Haverford is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2022 and 2023.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
George W. Connell Vice Chairman & Owner	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice Chairman & Indirect Owner
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice Chairman & Indirect Owner
	Drexel Morgan & Co. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	CEO, President & Owner
	Red Wing Management II, LLC 3 Radnor Corporate Center, Suite 305 Radnor, PA 19087	Indirect Owner
Joseph J. McLaughlin Chairman, CEO & President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Chairman & CEO
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Representative
Binney H. C. Wietlisbach Executive Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	President*, Director & Secretary*
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	CEO & President*
Henry B. Smith Head of Investment Strategy	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Head of Investment Strategy
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Representative
	Drexel Morgan & Co. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Advisory Board Member

David Brune Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Representative
John H. Donaldson Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
Timothy E. Gillespie Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Representative
Timothy A. Hoyle Vice President & Chief Investment Officer	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President & Chief Investment Officer
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Representative
Jeffrey M. Bagley Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
MarieElena V. Ness Chief Compliance Officer	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	President, VP & Chief Compliance Officer*
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	VP & Chief Compliance Officer
	Drexel Morgan & Co. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	VP & Chief Compliance Officer

Paul S. Rovner Director, Chief Financial Officer & Treasurer	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	VP, CFO, & Assistant Secretary
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	VP & CFO
	Drexel Morgan & Co. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	VP & Secretary
John M. Derderian Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Secretary, Treasurer, Registered Principal
T. Keith Eby Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Representative
Diane E. Goldstein Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
Lydia C. Holiat Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Representative

Seth D. Horwitz Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Representative
David C. Peppard Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Representative
Patrice M. Shute Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Representative
Robert F. Stiles Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Representative
John S. Supplee Director, Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President & Chief Operating Officer
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Principal
Christine E. Walker Nerney Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Representative

Veronica McKee Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President & Chief Marketing Officer
Maxine A. Cuffe	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President & Director of Global Strategies
Halie W. O’Shea	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President & Director of Research
Robert J. Gormley Senior Operations Officer & Team Lead	Haverford Financial Services, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Senior Operations Officer & Team Lead
	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Senior Operations Officer & Team Lead
	Haverford Trust Securities, Inc. 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Registered Principal
James Kane Vice President	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	Vice President
Keith Aleardi President & Director Effective 2/6/2023	The Haverford Trust Company 3 Radnor Corporate Center, Suite 450 Radnor, PA 19087	President & Director

*	Denotes post held ended in 2023.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Loomis Sayles acts as investment adviser to Loomis Sayles Full Discretion Institutional Securitized Fund. The address of Loomis Sayles is One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the last two fiscal years October 31, 2022 and 2023.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Kevin P. Charleston Chairman, Chief Executive Officer, President and Director	Loomis Sayles Funds I 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Loomis Sayles Funds II 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust I 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust II 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust IV 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis ETF Trust 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis ETF Trust II 888 Boylston Street, Boston, MA 02199	Trustee
	Gateway Trust 888 Boylston Street, Boston, MA 02199	Trustee
	Loomis Sayles Distributors, Inc. One Financial Center, Boston, MA 02111	Director
	Loomis Sayles Investments Limited 77 Coleman Street, 6th Floor, London, England EC2R 5BJ	Representative of Loomis Sayles as a corporate Director
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and President
	Loomis Sayles Investments Asia Pte. Ltd. 10 Collyer Quay #05-01/03, Ocean Financial Centre, Singapore 049315	Director
	Loomis Sayles Operating Services, LLC, One Financial Center, Boston, MA 02111 (dissolved 12/20/22)	Director, Chairman and President (2020 - 2022)
	Loomis Sayles (Netherlands) B.V. Stadsplateau 7, Utrecht, Netherlands 3521 AZ	Managing Director
	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Chairman of the Supervisory Board
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager

Matthew J. Eagan Co-Head and Portfolio Manager, Full Discretion, and Director	None.	None.
Daniel J. Fuss Vice Chairman and Director	Loomis Sayles Funds I 888 Boylston Street, Boston, MA 02199	Executive Vice President (2003 - 2021)
	Loomis Sayles Funds II 888 Boylston Street, Boston, MA 02199	Executive Vice President (2003 - 2021)
John R. Gidman Chief Operating Officer and Director	Loomis Sayles Operating Services, LLC, One Financial Center, Boston, MA 02111 (dissolved 12/20/22)	Director and Chief Executive Officer (2020 - 2022)
	NIM-os Technologies, Inc. One Financial Center, Boston, MA 02111	Director
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager

David L. Giunta Director	Natixis Investment Managers, LLC 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer, US; Manager
	Natixis Advisors, LLC 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer; Manager
	Natixis Distribution, LLC 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer; Manager
	AEW Capital Management, Inc. Two Seaport Lane, Boston, MA 02210	Director
	Gateway Investment Advisers, LLC 312 Walnut Street, Cincinnati, OH 45202	Manager
	Harris Associates, Inc. 111 South Wacker Drive, Suite 4600, Chicago IL 60606	Director
	Vaughan Nelson Investment Management, Inc. 600 Travis Street, Suite 3800 Houston, TX 77002	Director
	Loomis Sayles Funds I 888 Boylston Street, Boston, MA 02199	Trustee and Executive Vice President
	Loomis Sayles Funds II 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust I 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust II 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust IV 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis ETF Trust 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis ETF Trust II 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Gateway Trust 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager

Aziz V. Hamzaogullari Chief Investment Officer, Growth Equity Strategies, Portfolio Manager and Director	None.	None.
Kinji Kato Director	Natixis Investment Managers Japan Ark Hills South Tower 8F 4-5, Roppongi 1-chome, Minato-ku Tokyo 106-0032 Japan	Honorary Chairman
Maurice Leger Head of Global Distribution and Director	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager
	Loomis Sayles Distributors, L.P. One Financial Center, Boston, MA 02111	President
	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Supervisory Board Member
Richard G. Raczkowski Co-Head and Portfolio Manager, Relative Return, and Director	None.	None.

Rebecca O’Brien Radford General Counsel, Secretary and Director (1/1/23 to present); Deputy General Counsel (2021 to 2023)	Loomis Sayles Distributors, Inc. One Financial Center, Boston, MA 02111	Director
	Loomis Sayles Investments Limited 77 Coleman Street, 6th Floor, London, England EC2R 5BJ	General Counsel and Secretary
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and Secretary
	Loomis Sayles Operating Services, LLC, One Financial Center, Boston, MA 02111 (dissolved 12/20/22)	Director and Secretary (2020 - 2022)
	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Supervisory Board Member
	NIM-os Technologies, Inc. One Financial Center, Boston, MA 02111	Director
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager and General Counsel

Philippe Setbon Director	Natixis Investment Managers 59 avenue Pierre Mendès-France, 75013 Paris, France	Chief Executive Officer (Dec. 2023 – present)
	Natixis 7 Promenade Germaine Sablon, 75013 Paris, France	Member of Senior Management Committee (Dec. 2023 – present)
	Ostrum Asset management 42 avenue Pierre Mendès-France, 75013 Paris, France	Chief Executive Officer (2019 – Dec. 2023)
	Natixis TradEx Solutions 59 avenue Pierre Mendès-France, 75013 Paris, France	Director (2020 – present)
	Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606	Director (Jan. 2024 – present)
	AEW Capital Management, L.P. Two Seaport Lane, Boston Massachusetts 02210	Director (Jan. 2024 – present)
Susan L. Sieker Chief Financial Officer and Director	Loomis Sayles Investments Limited 77 Coleman Street, 6th Floor, London, England EC2R 5BJ	Chief Financial Officer
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and Chief Financial Officer
	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Supervisory Board Member
	Loomis Sayles Investments Asia Pte. Ltd. 10 Collyer Quay #05-01/03, Ocean Financial Centre, Singapore 049315	Director
	NIM-os Technologies, Inc. One Financial Center, Boston, MA 02111	Director
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager and Chief Financial Officer

Elaine M. Stokes Co-Head and Portfolio Manager, Full Discretion, and Director	None.	None.
David L. Waldman Deputy Chief Investment Officer (2013 to 2021), Chief Investment Officer (2021 to present) and Director	Loomis Sayles Capital Re, SAS 43 avenue Pierre Mendès -France 75013 Paris	Supervisory Board Member

LSV Asset Management

[To be updated by amendment].

Rice Hall James & Associates, LLC

Rice Hall James & Associates, LLC (“Rice Hall James”) serves as the investment adviser to the Rice Hall James Micro Cap Portfolio. The principal address of Rice Hall James is 600 West Broadway, Suite 1000, San Diego, California 92101. Rice Hall James is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2022 and 2023, no director, officer or partner of Rice Hall James engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Sands Capital Management, LLC

Sands Capital Management, LLC (“Sands Capital”) serves as the investment adviser to the Sands Capital Global Growth Fund. The principal address of Sands Capital is 1000 Wilson Boulevard, Suite 3000, Arlington, Virginia 22209. Sands Capital is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2022 and 2023.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Frank M. Sands, CFA Chief Investment Officer, Chief Executive Officer	Sands Capital Ventures, LLC 1000 Wilson Boulevard Suite 3000 Arlington, VA 22209	Investment Board Member, Executive Management Team
Jonathan Goodman General Counsel and Secretary	Sands Capital Ventures, LLC 1000 Wilson Boulevard Suite 3000 Arlington, VA 22209	General Counsel
Dana McNamara Executive Managing Director, Chief Administrative Officer	Sands Capital Ventures, LLC 1000 Wilson Boulevard Suite 3000 Arlington, VA 22209	Executive Management Team

Stephen Nimmo Executive Managing Director	Sands Capital Ventures, LLC 1000 Wilson Boulevard Suite 3000 Arlington, VA 22209	Provides client relations service
Luke Iglehart Executive Managing Director	Sands Capital Ventures, LLC 1000 Wilson Boulevard Suite 3000 Arlington, VA 22209	Provides client relations service
Thomas Perry Williams President	Sands Capital Ventures, LLC 1000 Wilson Boulevard Suite 3000 Arlington, VA 22209	Executive Management Team
Brian Christiansen Executive Managing Director, Sr. Portfolio Manager, Research Analyst	Sands Capital Ventures, LLC 1000 Wilson Boulevard Suite 3000 Arlington, VA 22209	Executive Management Team
David Levanson Executive Managing Director, Sr. Portfolio Manager, Research Analyst	Sands Capital Ventures, LLC 1000 Wilson Boulevard Suite 3000 Arlington, VA 22209	Executive Management Team
Ian Ratcliffe Managing Partner	Sands Capital Ventures, LLC 1000 Wilson Boulevard Suite 3000 Arlington, VA 22209	Fund Manager
Alexandra Fulk Chief Compliance Officer, Sr. Legal Counsel	Sands Capital Ventures, LLC 1000 Wilson Boulevard Suite 3000 Arlington, VA 22209	Chief Compliance Officer

Item 32. Principal Underwriters

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

The Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996

City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
SEI Offshore Opportunity Fund II, Ltd.	September 1, 2005
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
SEI Offshore Advanced Strategy Series SPC	July 31, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
SEI Special Situations Fund, Ltd.	July 1, 2009
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
SEI Core Property Fund, LP	January 1, 2011
New Covenant Funds	March 23, 2012

KraneShares Trust	December 18, 2012
The Advisors’ Inner Circle Fund III	February 12, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund, LP	June 30, 2015
Gallery Trust	January 8, 2016
City National Rochdale Select Strategies Fund	March 1, 2017
Impact Shares Trust	March 1, 2018
City National Rochdale Strategic Credit Fund	May 16, 2018
Symmetry Panoramic Trust	July 23, 2018
Frost Family of Funds	May 31, 2019
SEI Vista Fund, Ltd.	January 20, 2021
Delaware Wilshire Private Markets Fund	March 22, 2021
Catholic Responsible Investments Funds	November 17, 2021
SEI Exchange Traded Funds	May 18, 2022
SEI Global Private Assets VI, L.P.	July 29, 2022
Quaker Investment Trust	June 8, 2023
SEI Alternative Income Fund	September 1, 2023

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Paul F. Klauder	President, Chief Executive Officer & Director	--
John C. Munch	General Counsel & Secretary	--
William M. Doran	Director	--
John Alshefski	Director	--
Kevin Crowe	Director	--
Jason McGhin	Vice President & Chief Operations Officer	--
John P. Coary	Vice President, Chief Financial Officer & Treasurer	--
Jennifer H. Campisi	Chief Compliance Officer, Assistant Secretary & Anti-Money Laundering Officer	--
William M. Martin	Vice President	--
Christopher Rowan	Vice President	--
Judith A. Rager	Vice President	--
Gary Michael Reese	Vice President	--
Robert M. Silvestri	Vice President	--

Item 33. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant’s custodians:

U.S. Bank, National Association

800 Nicollett Mall

Minneapolis, Minnesota 55402-4302

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

(b)	With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(c)	With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f), the required books and records are maintained at the offices of the Registrant’s investment advisers:

Acadian Asset Management LLC

260 Franklin Street

Boston, Massachusetts 02110

Cambiar Investors, LLC

200 Columbine Street, Suite 800

Denver, Colorado 80206

CIBC Private Wealth Advisors, Inc.

One South Wacker Drive, Suite 3500

Chicago, Illinois 60606

Edgewood Management LLC

600 Steamboat Road, Suite 103

Greenwich, Connecticut 06830

Fayez Sarofim & Co.

2907 Two Houston Center

909 Fannin Street

Houston, Texas 77010

Hamlin Capital Management, LLC

640 Fifth Avenue, 11th Floor

New York, New York 10019

Haverford Financial Services, Inc.

Three Radnor Corporate Center, Suite 450

Radnor, Pennsylvania 19087-4546

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111

LSV Asset Management

155 North Wacker Drive, Suite 4600,

Chicago, Illinois 60606

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, California 92101

Sands Capital Management, LLC

1000 Wilson Boulevard, Suite 3000

Arlington, Virginia 22209

Item 34. Management Services: None.

Item 35. Undertakings: None.

NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors’ Inner Circle Fund (the “Trust”) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 369 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27th day of September, 2024.

THE ADVISORS’ INNER CIRCLE FUND

By:	*
Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	September 27, 2024
Kathleen Gaffney

*	Trustee	September 27, 2024
Joseph T. Grause, Jr.

*	Trustee	September 27, 2024
N. Jeffrey Klauder

*	Trustee	September 27, 2024
Robert Mulhall

*	Trustee	September 27, 2024
Robert A. Nesher

*	Trustee	September 27, 2024
Bruce Speca

*	Trustee	September 27, 2024
Monica Walker

*	President	September 27, 2024
Michael Beattie

*	Treasurer, Controller &	September 27, 2024
Andrew Metzger	Chief Financial Officer

*By:	/s/ Eric C. Griffith
Eric C. Griffith
Attorney-in-Fact